As filed with the Securities and Exchange Commission on December 17, 2024

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

(Check appropriate box or boxes)

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective January 16, 2025, pursuant to Rule 488 under the Securities Act of 1933.

SEASONS SERIES TRUST

SA Multi-Managed Moderate Growth Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

December 17, 2024

Dear Contract Owner:

We are writing to inform you of an important matter concerning your investment in the SA Multi-Managed Moderate Growth Portfolio (the “Multi-Managed Moderate Growth Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust (the “Trust”).

At a meeting held on December 11, 2024, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of the Target Portfolio, approved a reorganization pursuant to which the Target Portfolio will be reorganized with and into the SA Allocation Moderate Growth Portfolio, a series of the Trust (the “Allocation Moderate Growth Portfolio” and together with the Multi-Managed Moderate Growth Portfolio, the “Portfolios” and each, a “Portfolio”). Shareholders were first notified of the reorganization on December 13, 2024 in a supplement to the Target Portfolio’s then effective Prospectus and Summary Prospectus.

In approving the reorganization, the Board, including a majority of the Independent Trustees, concluded that: (i) the reorganization is in the best interests of each Portfolio; and (ii) the interests of the shareholders of each Portfolio will not be diluted as a result of the reorganization. In the reorganization, your Class 1, Class 2 and Class 3 Shares of the Multi-Managed Moderate Growth Portfolio would be exchanged for Class 1, Class 1 and Class 3 Shares, respectively, of the Allocation Moderate Growth Portfolio with the same aggregate net asset value of the Multi-Managed Moderate Growth Portfolio shares that you currently hold. It is currently anticipated that the reorganization will be effected on a tax-free basis for federal income tax purposes.

SunAmerica Asset Management, LLC (“SunAmerica”), each Portfolio’s investment adviser, believes that shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the Target Portfolio to combine the Target Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the Allocation Moderate Growth

Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with the Target Portfolio.

NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATION. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE ALLOCATION MODERATE GROWTH PORTFOLIO IN EXCHANGE FOR YOUR SHARES OF THE TARGET PORTFOLIO AS OF THE CLOSING DATE. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY.

If you have any questions regarding the attached Combined Information Statement/Prospectus or other materials, please contact SunAmerica at 1-800-445-7862.

Sincerely,

/s/ John T. Genoy

John T. Genoy
President
SunAmerica Asset Management, LLC

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Information Statement/Prospectus. For your convenience, we have provided a brief overview of certain information related to the Reorganization (as defined below).

Q:	What is happening?

A:

The SA Multi-Managed Moderate Growth Portfolio (the “Multi-Managed Moderate Growth Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust (the “Trust”), will be reorganizing into the SA Allocation Moderate Growth Portfolio (the “Allocation Moderate Growth Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of the Trust, pursuant to an agreement and plan of reorganization (the “Reorganization”).

Although you are not directly a shareholder of the Target Portfolio, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract ,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company , a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), we refer to Contract Owners as “shareholders.”

Upon completion of the Reorganization, shares of the Multi-Managed Moderate Growth Portfolio will be exchanged for shares of the Allocation Moderate Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your “Variable Contract” will be credited with shares of the Allocation Moderate Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Multi-Managed Moderate Growth Portfolio held under your Variable Contract on that date. After such date, the Multi-Managed Moderate Growth Portfolio will be terminated as a series of the Trust. Please refer to the Combined Information Statement/Prospectus for a detailed explanation of the Reorganization and for a more complete description of the Allocation Moderate Growth Portfolio.

Q:	Why did the Board of Trustees approve the Reorganization?

A:

After careful consideration, the Board of Trustees of the Trust (the “Board of Trustees”) has determined that the Reorganization is in the best interests of the Multi-Managed Moderate Growth Portfolio and that the Multi-Managed Moderate Growth Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The Board of Trustees has determined that shareholders of the Multi-Managed Moderate Growth Portfolio may benefit from the following:

(i) Shareholders of each Portfolio will remain invested in a diversified, open-end fund that provides exposure to fixed-income and equity securities and has higher net assets;

(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fund costs, such as printing shareholder reports and prospectuses, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of the Multi-Managed Moderate Growth Portfolio prior to the Reorganization;

(iv) The combined fund will have a lower management fee rate as compared to the management fee rate of the Multi-Managed Moderate Growth Portfolio; and

(v) Shareholders of the Multi-Managed Moderate Growth Portfolio will be invested in a fund that has a better long-term performance history.

Q:	How will the Reorganization affect me?

A:

In the Reorganization, substantially all of the assets and liabilities of the Multi-Managed Moderate Growth Portfolio will be combined with those of the Allocation Moderate Growth Portfolio. Shares of the Multi-Managed Moderate Growth Portfolio will be exchanged for shares of the Allocation Moderate Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of the Multi-Managed Moderate Growth Portfolio but will own shares of the Allocation Moderate Growth Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the Allocation Moderate Growth Portfolio than you did of the Multi-Managed Moderate Growth Portfolio because the Allocation Moderate Growth Portfolio is significantly larger than the Multi-Managed Moderate Growth Portfolio.

Q:	In the Reorganization, will I receive the same class of shares of the Allocation Moderate Growth Portfolio as the shares of the Multi-Managed Moderate Growth Portfolio that I now hold?

A:

Not necessarily. If you hold Class 1 or Class 3 Shares of the Multi-Managed Moderate Growth Portfolio, you will receive the same class of shares in the Allocation Moderate Growth Portfolio. If you hold Class 2 Shares of the Multi-Managed Moderate Growth Portfolio, you will receive Class 1 Shares of the Allocation Moderate Growth Portfolio. Class 2 Shares of the Multi-Managed Moderate Growth Portfolio are subject to a Rule 12b-1 Plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. Class 1 Shares of the Allocation Moderate Growth Portfolio are not subject to a Rule 12b-1 Plan or service fees.

Q:	Will I own the same number of shares of the Allocation Moderate Growth Portfolio as I currently own of my Multi-Managed Moderate Growth Portfolio?

A:

No. However, you will receive shares of the Allocation Moderate Growth Portfolio with the same aggregate net asset value as the shares of the Multi-Managed Moderate Growth Portfolio you own prior to the Reorganization. The number of shares you receive will depend on the relative net asset value of the shares of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the Allocation Moderate Growth Portfolio is lower than the net asset value of the corresponding share class of the Multi-Managed Moderate Growth Portfolio, you will receive a greater number of shares of the Allocation Moderate Growth Portfolio in the Reorganization than you held in the Multi-Managed Moderate Growth Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the Allocation Moderate Growth Portfolio is higher than the net asset value of the corresponding share class of the Multi-Managed Moderate Growth Portfolio, you will receive fewer shares of the Allocation Moderate Growth Portfolio in the Reorganization than you held in the Multi-Managed Moderate Growth Portfolio before the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:

Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will be a shareholder of the Allocation Moderate Growth Portfolio, which is a separate series of the Trust. The shareholder services available to you after the Reorganization will be identical.

Q:	Who will advise the Allocation Moderate Growth Portfolio once the Reorganization is completed?

A:

As you know, the Multi-Managed Moderate Growth Portfolio is advised by SunAmerica Asset Management, LLC (“SunAmerica”). The Allocation Moderate Growth Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganization is completed. The subadvisers for the Multi-Managed Moderate Growth Portfolio are J.P. Morgan Investment Management Inc. (“JPMorgan”), Morgan Stanley Investment Management Inc. (“MSIM”) and Wellington Management Company LLP (“Wellington”, and collectively with JPMorgan and MSIM, the “Subadvisers” and each, a “Subadviser”). The Allocation Moderate Growth Portfolio does not have any subadvisers.

Q:	How will the Reorganization affect Portfolio expenses?

A:

Following the Reorganization, the Allocation Moderate Growth Portfolio’s projected total annual operating expenses are expected to be below those of the Multi-Managed Moderate Growth Portfolio with respect to each class of shares.

Q:	What will I have to do to open an account in the Allocation Moderate Growth Portfolio? What happens to my account in the Reorganization?

A:

In the Reorganization, your shares automatically will be converted into shares of the Allocation Moderate Growth Portfolio on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. If you hold Class 1 or Class 3 Shares of the Multi-Managed Moderate Growth Portfolio, you will receive the same class of shares of the Allocation Moderate Growth Portfolio as you currently hold of the Multi-Managed Moderate Growth Portfolio. If you hold Class 2 Shares of the Multi-Managed Moderate Growth Portfolio, you will receive Class 1 Shares of the Allocation Moderate Growth Portfolio. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

SunAmerica has reviewed the portfolio holdings of the Multi-Managed Moderate Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of substantially all of the holdings of the Multi-Managed Moderate Growth Portfolio (approximately 100%) in connection with the Reorganization, all of which are expected to be disposed of immediately prior to the Reorganization. The extent of these anticipated sales is primarily due to the differences in implementing the principal investment strategies employed by the Portfolios. The Multi-Managed Moderate Growth Portfolio will pay the transaction costs relating to the realignment of its portfolio that occurs prior to the Reorganization and may deviate from its principal investment strategies during this period. With respect to transaction costs relating to any realignment of Target Portfolio portfolio securities that occurs immediately following the Reorganization, these costs will be borne by shareholders of the combined fund. SunAmerica has estimated that the brokerage commissions and transaction costs relating to the realignment of the Multi-Managed Moderate Growth Portfolio will be approximately $38,200 (which would be $0.006 per share).

The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and the Multi-Managed Moderate Growth Portfolio’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of the Multi-Managed Moderate Growth Portfolio as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the combined fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract Owners will not be taxed on such distributions to the Separate Accounts of the Life Companies, although they may be subject to tax upon redemption from Variable Contracts.

Q:	Who will pay for the Reorganization?

A:

It is currently estimated that the total expenses of the Reorganization will be approximately $164,000. SunAmerica or its affiliates will pay half of such expenses other than any transaction costs relating to the sale of the Multi-Managed Moderate Growth Portfolio’s portfolio securities prior to or after the closing of the Reorganization. Please refer to “Information About the Reorganization – Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur during the second quarter of 2025.

Q:	Whom do I contact if I have questions?

A:	Please call SunAmerica at 1-800-445-7862.

Important additional information about the Reorganization is set forth in the accompanying Combined Information Statement/Prospectus. Please read it carefully.

COMBINED INFORMATION STATEMENT/PROSPECTUS

SEASONS SERIES TRUST

SA Multi-Managed Moderate Growth Portfolio

SA Allocation Moderate Growth Portfolio

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(800-445-7862)

This Combined Information Statement/Prospectus is furnished to you as a shareholder of the SA Multi-Managed Moderate Growth Portfolio (the “Multi-Managed Moderate Growth Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust, a Massachusetts business trust (the “Trust”).

At a meeting held on December 11, 2024, the Board of Trustees of the Trust (the “Board” or the “Board of Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), on behalf of the Target Portfolio, approved a reorganization (the “Reorganization”) pursuant to which the Multi-Managed Moderate Growth Portfolio will be reorganized with and into the SA Allocation Moderate Growth Portfolio (the “Allocation Moderate Growth Portfolio” or the “Acquiring Portfolio” and together with the Target Portfolio, the “Portfolios” and each, a “Portfolio”), a series of the Trust.

The Allocation Moderate Growth Portfolio, following completion of the Reorganization, may be referred to as the “Combined Portfolio” in this Combined Information Statement/Prospectus. Shareholders were first notified of the Reorganization on December 13, 2024 in a supplement to the Multi-Managed Moderate Growth Portfolio’s then effective Prospectus and Summary Prospectus. The investment objective of the Allocation Moderate Growth Portfolio is long-term capital appreciation. The investment objective of the Multi-Managed Moderate Growth Portfolio is long-term growth of capital, with capital preservation as a secondary objective. The Portfolios, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Portfolio’s investment strategies see “Summary – Investment Objectives and Principal Investment Strategies” below.

Although you are not directly a shareholder of the Multi-Managed Moderate Growth Portfolio, but rather the owner of a variable annuity contract or a variable life insurance policy (a “Variable Contract ,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company , a Texas life insurer (“VALIC” and collectively with USL and AGL, the “Life Companies”) (the “Separate Accounts”), for purposes of the enclosed Combined Information Statement/Prospectus, the term “shareholder”

(when used to refer to the beneficial holder of ownership interests in the Target Portfolio), shall also be deemed to include holders of the Variable Contract. The Life Companies are indirect, wholly-owned subsidiaries of Corebridge Financial, Inc.

In the Reorganization, the Multi-Managed Moderate Growth Portfolio will transfer its assets to the Allocation Moderate Growth Portfolio. The Allocation Moderate Growth Portfolio will assume substantially all of the liabilities of the Multi-Managed Moderate Growth Portfolio and will issue shares to the Multi-Managed Moderate Growth Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Multi-Managed Moderate Growth Portfolio. Immediately thereafter, the Multi-Managed Moderate Growth Portfolio will distribute these shares of the Allocation Moderate Growth Portfolio to its shareholders. After distributing these shares, the Multi-Managed Moderate Growth Portfolio will be terminated as a series of the Trust. When the Reorganization is complete, Multi-Managed Moderate Growth Portfolio shareholders that hold Class 1 Shares or Class 3 Shares will hold the same class of shares of the Allocation Moderate Growth Portfolio as they currently hold of the Multi-Managed Moderate Growth Portfolio, and Multi-Managed Moderate Growth Portfolio shareholders that hold Class 2 Shares will hold Class 1 Shares of the Allocation Moderate Growth Portfolio. The aggregate net asset value of the Allocation Moderate Growth Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Multi-Managed Moderate Growth Portfolio shares held by Multi-Managed Moderate Growth Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Multi-Managed Moderate Growth Portfolio will represent a smaller percentage of ownership in the Combined Portfolio than the shares held by those in the Multi-Managed Moderate Growth Portfolio prior to the Reorganization.

This Combined Information Statement/Prospectus sets forth concisely the information shareholders of the Multi-Managed Moderate Growth Portfolio should know regarding the Reorganization and constitutes an offering of Class 1 and Class 3 shares of the Allocation Moderate Growth Portfolio only. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Portfolios, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Information Statement/Prospectus:

•	the Statement of Additional Information dated December 17, 2024 (the “Reorganization SAI”), relating to this Combined Information Statement/Prospectus;

•	the Prospectus of the Trust dated July 29, 2024 (the “Trust Prospectus”) containing additional information about each Portfolio;

•	the Statement of Additional Information of the Trust dated July 29, 2024 (the “Trust SAI”), containing additional information about each Portfolio;

•	the Annual Report to Shareholders of the Trust for the fiscal year ended March 31, 2024 (the “Trust Annual Report”), which includes each Portfolio; and

•	the Semi-Annual Financial Statements of each Portfolio for the six-month period ended September 30, 2024 (the “Trust Semi-Annual Financial Statements”), as filed with the SEC on Form N-CSR.

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Trust Prospectus will apply to the Class 1 and Class 3 shares to be issued by the Allocation Moderate Growth Portfolio in connection with the Reorganization. These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

SA Multi-Managed Moderate Growth Portfolio c/o Seasons Series Trust P.O. Box 15570 Amarillo, Texas 79105-5570 (800-445-7862)	SA Allocation Moderate Growth Portfolio c/o Seasons Series Trust P.O. Box 15570 Amarillo, Texas 79105-5570 (800-445-7862)

If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”

You also may view or obtain these documents from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

No person has been authorized to give any information or make any representation not contained in this Combined Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Combined Information Statement/Prospectus is December 17, 2024.

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Information Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Information Statement/Prospectus carefully.

The Trust is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of the Trust. The investment objectives of the Portfolios are similar. The investment objective of the Allocation Moderate Growth Portfolio is long-term capital appreciation. The investment objective of the Multi-Managed Moderate Growth Portfolio is long-term growth of capital, with capital preservation as a secondary objective.

The Allocation Moderate Growth Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing in a combination of portfolios of the Trust and SunAmerica Series Trust (the “Underlying Portfolios”). The Allocation Moderate Growth Portfolio attempts to achieve its investment objective by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios. The Multi-Managed Moderate Growth Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component. The target allocation of the Multi-Managed Moderate Growth Portfolio’s assets among the components is as follows: 18.0% to the small-cap growth component, 41.4% to the fixed income component and 40.6% to the growth component. Both Portfolios are diversified, as defined in the 1940 Act.

SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) serves as investment adviser for each Portfolio. The subadvisers for the Multi-Managed Moderate Growth Portfolio are J.P. Morgan Investment Management Inc. (“JPMorgan”), Morgan Stanley Investment Management, Inc. (“MSIM”) and Wellington Management Company, LLC (“Wellington” and collectively with JPMorgan and MSIM, the “Subadvisers” and each, a “Subadviser”).

The Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization, on behalf of each of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio, as applicable. The Reorganization provides for:

•

the transfer of all the assets of the Multi-Managed Moderate Growth Portfolio to the Allocation Moderate Growth Portfolio in exchange for the assumption by the Allocation Moderate Growth Portfolio of substantially all of the liabilities of the Multi-Managed Moderate Growth Portfolio and Class 1 and Class 3 shares of the Allocation Moderate Growth Portfolio having an aggregate net asset value equal to the value of the assets of the Multi-Managed Moderate Growth Portfolio acquired by the Allocation Moderate Growth Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1 and Class 3 shares of the Allocation Moderate Growth Portfolio to the Multi-Managed Moderate Growth Portfolio’s shareholders; and

•	the termination of the Multi-Managed Moderate Growth Portfolio as a series of the Trust.

Upon completion of the Reorganization, the Class 1 and Class 3 shareholders of the Multi-Managed Moderate Growth Portfolio will hold shares of the same class of the Allocation Moderate Growth Portfolio and Class 2 shareholders of the Multi-Managed Moderate Growth Portfolio will hold Class 1 Shares of the Allocation Moderate Growth Portfolio, in each case, with an aggregate net asset value equal to the aggregate net asset value of Multi-Managed Moderate Growth Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Reorganization

SunAmerica believes that, with respect to the Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the Multi-Managed Moderate Growth Portfolio to combine its assets with a Portfolio with a larger asset base, a lower expense structure and a better long-term performance history.

It is anticipated that the gross and net operating expense ratios for the Combined Portfolio will be lower than the current total annual operating expense ratios for the Multi-Managed Moderate Growth Portfolio. SunAmerica believes that continuing to operate the Multi-Managed Moderate Growth Portfolio as currently constituted is not in the best interests of the Multi-Managed Moderate Growth Portfolio.

In approving the Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Portfolio and that the interests of the Multi-Managed Moderate Growth Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposals at a meeting held on December 11, 2024, and the entire Board of Trustees, including the Independent Trustees, unanimously approved the Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:

•

The differences in the respective investment objectives of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio. The fact that certain strategies of the Multi-Managed Moderate Growth Portfolio and Allocation Moderate Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategy between the Allocation Moderate Growth Portfolio and the Multi-Managed Moderate Growth Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Multi-Managed Moderate Growth Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the Multi-Managed Moderate Growth Portfolio.

•

The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other.

•

The relative size of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio, and the prospects for further growth and long-term viability of the Multi-Managed Moderate Growth Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Multi-Managed Moderate Growth Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Multi-Managed Moderate Growth Portfolio own immediately prior to the Reorganization, and that shareholders of the Multi-Managed Moderate Growth Portfolio will not be diluted as a result of the Reorganization.

•	The fact that substantially all of the portfolio holdings of the Multi-Managed Moderate Growth Portfolio would be sold before or immediately following the Reorganization and the estimated brokerage commissions and other portfolio transaction costs and capital gains, if any, relating to the realignment of the Multi-Managed Moderate Growth Portfolio’s portfolio prior to, or immediately following, the Reorganization.

•

The fact that SunAmerica or its affiliates will pay half of the expenses incurred in connection with the Reorganization, including half of all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Multi-Managed Moderate Growth Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

Investment Objectives and Principal Investment Strategies

Investment Objectives. The Portfolios have similar investment objectives. The investment objective of the Allocation Moderate Growth Portfolio is long-term capital appreciation. The investment objective of the Multi-Managed Moderate Growth Portfolio is long-term growth of capital, with capital preservation as a secondary objective. Each of the Multi-Managed Moderate Growth Portfolio’s and the Allocation Moderate Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Portfolio will pursue the Allocation Moderate Growth Portfolio’s investment objective.

Principal Investment Strategies. The Allocation Moderate Growth Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing in a combination of portfolios of the Trust and SunAmerica Series Trust (the “Underlying Portfolios”). The Allocation Moderate Growth Portfolio attempts to achieve its investment objective by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios. The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”). SunAmerica determines the Allocation Moderate Growth Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Allocation Moderate Growth Portfolio will invest in the Underlying Portfolios. The allocation percentages as of March 31, 2024 were:

• Large cap growth/value stocks	39.3%
• Mid cap growth/value stocks	5.9%
• Small cap growth/value stocks	3.0%
• International stocks	16.3%
• Investment grade securities	31.5%
• High-yield securities	2.3%
• Inflation-protected securities	1.7%

SunAmerica performs an investment analysis of possible investments for the Allocation Moderate Growth Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio.

The Multi-Managed Moderate Growth Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component. The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents. The target allocation of the Multi-Managed Moderate Growth Portfolio’s assets among the components is as follows: 18.0% to the Small-Cap Growth Component, 41.4% to the Fixed Income Component and 40.6% to the Growth Component. The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies. Under normal circumstances, the Fixed Income Component invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities. Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index. The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

Each Portfolio’s principal investment strategies may be changed without shareholder approval.

The Combined Portfolio’s principal investment strategies will be those of the Allocation Moderate Growth Portfolio.

Comparison. One principal difference between the Portfolios is that the Allocation Moderate Growth Portfolio is structured as a “fund of funds,” which means that it pursues its investment goal by investing in a combination of Underlying Portfolios, while the Multi-Managed Moderate Growth Portfolio invests directly in fixed income and equity securities. Another principal difference between the Portfolios is that the Allocation Moderate Growth Portfolio provides greater exposure to international stocks, while the Multi-Managed Moderate Growth Portfolio provides greater exposure to small-cap stocks.

While the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio have certain differences in strategies, the Portfolios utilize certain compatible investment strategies to achieve their respective investment objectives. Both Portfolios provide exposure to equity and fixed income securities.

For a discussion of the principal and other investment risks associated with an investment in the Allocation Moderate Growth Portfolio and, therefore, the Combined Portfolio, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.

SunAmerica has reviewed the holdings of the Multi-Managed Moderate Growth Portfolio. SunAmerica anticipates, based on this review, the disposition of substantially all of the Multi-Managed Moderate Growth Portfolio’s holdings before the closing of the Reorganization. The extent of these anticipated sales is primarily due to the differences in implementing the principal investment strategies employed by the two Portfolios. SunAmerica anticipates estimated transaction costs of approximately $38,200 will be incurred associated with restructuring the portfolio holdings of the Multi-Managed Moderate Growth Portfolio in connection with the Reorganization.

At a meeting of the Board of the Trust held on December 11, 2024, the Board approved a change in the name of the Allocation Moderate Growth Portfolio to the SA Allocation Moderately Aggressive Portfolio, which will be effective as of December 11, 2025.

Some of the similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio

•   The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the “Managed Components”), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

•   The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

•   The Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the portfolios of the Trust and SunAmerica Series Trust (collectively, the “Underlying Portfolios”).

•   The Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

•   The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

• The target allocation of the Portfolio’s assets among the components is as follows: • Small-Cap Growth Component: 18.0%	• SunAmerica determines the Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio
• Fixed Income Component: 41.4% • Growth Component: 40.6%	stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected).

•   Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio’s assets will be reallocated or “rebalanced” among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

•   The allocation percentages as of March 31, 2024 were:

•   Large cap growth/value stocks: 39.2%

•   Mid cap growth/value stocks: 5.9%

•   Small cap growth/value stocks: 3.0%

•   International stocks: 16.3%

•   Investment grade securities: 31.5%

•   High-yield securities: 2.3%

•   Inflation-protected securities: 1.7%

•   The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy, real estate investment trusts and consumer cyclicals. Although the component’s investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and, to a smaller degree, large-capitalization companies.

•   Under normal circumstances, the Fixed Income Component invests primarily in investment grade fixed

•  SunAmerica performs an investment analysis of possible investments for the Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Portfolio’s asset allocation among the Underlying Portfolios.

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio

income securities (U.S. or foreign), and may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

•   Under normal market conditions, the subadviser for the Growth Component invests primarily in established companies with capitalizations within the range of companies included in the Russell 1000® Growth Index.

•   The subadviser for the Growth Component emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the subadviser for the Growth Component typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

•   The subadviser for the Growth Component generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

•   The Growth Component may invest in foreign securities, which may include emerging market securities. The Growth Component may invest in equity securities.

•   SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio

•   The subadviser for the Growth Component actively integrates sustainability into the investment process by using environmental, social and governance (“ESG”) factors as a lens for additional fundamental research, which can contribute to investment decision-making.

• The Portfolio may at times invest significantly in certain sectors, such as the information technology sector.

•  The Portfolio may invest in derivatives, such as interest rate swaps, credit default swaps, options, futures, to-be-announced (TBAs) and foreign currency forwards. The subadviser may invest in such instruments for hedging and non-hedging purposes.

• Derivatives are not a principal or significant investment for the Fund.
• The Fund is diversified.	• The Fund is diversified.

Additional Information About the Acquiring Fund’s Investment Strategies. The Allocation Moderate Growth Portfolio’s investment goal is long-term capital appreciation.

From time to time, the Allocation Moderate Growth Portfolio may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on Allocation Moderate Growth Portfolio’s investments in money market securities for temporary defensive purposes. If the Allocation Moderate Growth Portfolio takes such a temporary defensive position, it may not achieve its investment goal.

The principal investment goal and strategies for the Allocation Moderate Growth Portfolio are non-fundamental and may be changed by the Board without shareholder approval. Shareholders will be given at least 60 days’ written notice in advance of any change to the Allocation Moderate Growth Portfolio’s investment goal.

The Allocation Moderate Growth Portfolio invests only in a combination of the Underlying Portfolios and will be subject to the risks of the Underlying Portfolios to varying degrees based on its investments in each of the Underlying Portfolios. Additional information and risks that the Allocation Moderate Growth Portfolio may be subject to are as follows:

The Allocation Moderate Growth Portfolio is structured as a “fund-of-funds,” which means that it pursues its investment goal by investing its assets in a combination of the Underlying Portfolios.

The Allocation Moderate Growth Portfolio attempts to achieve its investment goal by investing its assets, under normal circumstances, among a combination of Underlying Portfolios, of which at least 30% and no more than 90% of its net assets will be invested in equity portfolios and at least 10% and no more than 70% of its net assets will be invested in fixed income portfolios.

The Underlying Portfolios have a variety of investment styles and focuses. The underlying equity portfolios include large, mid and small cap portfolios, growth and value-oriented portfolios and international portfolios. The underlying fixed income portfolios include portfolios that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, and securities rated below investment grade (commonly known as “junk bonds”).

SunAmerica determines the Allocation Moderate Growth Portfolio’s target asset class allocation. The target asset class allocation is generally broken down into the following asset classes: large cap growth/value stocks, mid cap growth/value stocks, small cap stocks, international stocks and bonds (investment grade, high-yield, inflation-protected). Based on these target asset class allocations, SunAmerica determines a target portfolio allocation in which the Allocation Moderate Growth Portfolio will invest in the Underlying Portfolios. The allocation percentages as of March 31, 2024 were:

• Large cap growth/value stocks	39.3%
• Mid cap growth/value stocks	5.9%
• Small cap growth/value stocks	3.0%
• International stocks	16.3%
• Investment grade securities	31.5%
• High-yield securities	2.3%
• Inflation-protected securities	1.7%

SunAmerica performs an investment analysis of possible investments for the Allocation Moderate Growth Portfolio and selects the universe of permitted Underlying Portfolios as well as the allocation to each Underlying Portfolio. SunAmerica reserves the right to change the Allocation Moderate Growth Portfolio’s asset allocation among the Underlying Portfolios. SunAmerica may change the target asset allocation percentage and may underweight or overweight such asset classes at its discretion. The percentage of the Allocation Moderate Growth Portfolio’s assets invested in any of the Underlying Portfolios will vary from time to time.

Additional non-principal investment risks that the Allocation Moderate Growth Portfolio may be subject to:

•	Cybersecurity risk

•	Emerging markets risk

•	Money market securities risk

•	Real estate industry risk

The following chart reflects the percentage in which the Allocation Moderate Growth Portfolio was invested in the Underlying Portfolios as of March 31, 2024.

Portfolio	SA Allocation Moderate Growth Portfolio
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	1.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	2.0%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	7.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	4.4%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	2.9%
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	3.7%
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	0.6%
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	1.2%
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	0.8%
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1.2%
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3.6%
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	0.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	0.6%
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	3.5%
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	3.0%
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3.7%

Portfolio	SA Allocation Moderate Growth Portfolio
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1.5%
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	3.1%
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	0.8%
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	1.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1	1.3%
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	0.9%
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	1.4%
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	0.9%
SunAmerica Series Trust SA JPMorgan Equity- Income Portfolio, Class 1	3.0%
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	2.7%
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	7.6%
SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio, Class 1	1.7%
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (formerly, SA DFA Ultra Short Bond Portfolio), Class 1	0.7%
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	4.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4.7%
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	3.6%
SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio, Class 1	2.9%
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	1.2%
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	0.8%
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	2.5%
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	1.1%
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1.9%

Portfolio	SA Allocation Moderate Growth Portfolio
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	2.5%
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	0.6%
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	1.1%
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	4.5%

The percentage in which the Allocation Moderate Growth Portfolio may invest in the Underlying Portfolios will vary over time. The Allocation Moderate Growth Portfolio is not required to invest in any particular Underlying Portfolio. SunAmerica may add, eliminate or replace Underlying Portfolios at any time and without notice.

Fees and Expenses

Following the completion of the Reorganization, holders of Multi-Managed Moderate Growth Portfolio Class 1, Class 2 and Class 3 shares will receive Allocation Moderate Growth Portfolio Class 1, Class 1 and Class 3 shares, respectively.

Fee Table of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio and the Pro Forma Combined Portfolio

(as of March 31, 2024 (unaudited))

The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios during the 12-month period ended March 31, 2024, and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Portfolio for the 12-month period ended March 31, 2024, assuming the Reorganization had taken place at the beginning of the period. Future fees and expenses may be greater or less than those indicated below.

	Actual			Actual
	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio
	Class 1	Class 1	Class 1	Class 2	Class 1	Class 1
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.85%	0.10%	0.10%	0.85%	0.10%	0.10%
Service (12b-1) Fees	None	None	None	0.15%	None	None
Other Expenses	0.58%	0.03%	0.03%	0.58%	0.03%	0.03%
Acquired Fund Fees and Expenses	None	0.66%	0.66%	None	0.66%	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.43%	0.79%	0.79%	1.58%	0.79%	0.79%
Fee Waivers and/or Expense Reimbursements(1), (2), (3)	-0.39%	-0.01%	-0.01%	-0.39%	-0.01%	-0.01%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements(1), (2), (3)	1.04%	0.78%	0.78%	1.19%	0.78%	0.78%

	Actual
	Target Portfolio	Acquiring Portfolio	Pro Forma Combined Portfolio
	Class 3	Class 3	Class 3
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.85%	0.10%	0.10%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.58%	0.03%	0.03%
Acquired Fund Fees and Expenses	None	0.66%	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.68%	1.04%	1.04%
Fee Waivers and/or Expense Reimbursements(1), (2), (3)	-0.39%	-0.01%	-0.01%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements(1), (2), (3)	1.29%	1.03%	1.03%

(1)

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee so that the advisory fee payable by the Allocation Moderate Growth Portfolio is equal to 0.09% of the Allocation Moderate Growth Portfolio’s daily net assets. This waiver agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of Trustees of the Trust, including a majority of Independent Trustees.

(2)

Pursuant to an Advisory Fee Waiver Agreement, SunAmerica contractually agreed to waive a portion of its advisory fee for the Multi-Managed Moderate Growth Portfolio so that the advisory fee on average daily net assets payable to SunAmerica equals 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million. This waiver agreement may be modified or discontinued prior to July 31, 2026 only with the approval of the Board of the Trust, including a majority of the Independent Trustees.

(3)

Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Portfolio Operating Expenses of Class 1, Class 2 and Class 3 shares exceed 1.04%, 1.19% and 1.29%, respectively, of the Multi-Managed Moderate Growth Portfolio’s average daily net assets. For purposes of the Expense Limitation Agreement, “Total Annual Portfolio Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of the Trust on behalf of the Multi-Managed Moderate Growth Portfolio. Any waivers and/or reimbursements made by SunAmerica with respect to the Multi-Managed Moderate Growth Portfolio are subject to recoupment from the Multi-Managed Moderate Growth Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the recoupment does not cause the expense ratio of the share class to exceed the lesser of (a) the expense limitation in effect at the time the waivers and/or reimbursements occurred, or (b) the current expense limitation of that share class. This agreement may be modified or discontinued prior to July 31, 2026, only with the approval of the Board of the Trust, including a majority of the Independent Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. This Example assumes that an investor invests $10,000 in the relevant Portfolio for the time periods indicated and then redeems all of its shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for the period ended July 31, 2026. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, an investor’s costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1
Target Portfolio	$106	$414	$745	$1,679
Acquiring Portfolio	$80	$251	$438	$977
Pro Forma Combined Portfolio	$80	$251	$438	$977
Class 2/Class 1
Target Portfolio	$121	$461	$824	$1,845
Acquiring Portfolio	$80	$251	$438	$977
Pro Forma Combined Portfolio	$80	$251	$438	$977
Class 3
Target Portfolio	$131	$492	$876	$1,954
Acquiring Portfolio	$105	$330	$573	$1,270
Pro Forma Combined Portfolio	$105	$330	$573	$1,270

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect a Portfolio’s performance. During its most recent fiscal year, each Portfolio had the following portfolio turnover rate of the average value of its portfolio:

Fund	Rate
Acquiring Portfolio	9%
Target Portfolio	51%

Principal Investment Risks

Because of the similar investment objectives of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio, the Portfolios are subject to certain similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risks in the other Portfolio) are set out in the table below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”

	Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio
Principal Risks	• Equity Securities Risk • Large-Cap Companies Risk • Growth Stock Risk • Bonds Risk	• Equity Securities Risk • Large-Cap Companies Risk • Growth Stock Risk • Bonds Risk

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio

•  Interest Rate Risk

•  Credit Risk

•  Foreign Investment Risk

•  Foreign Currency Risk

•  Small- and Mid-Cap Companies Risk

•  Management Risk

•  Market Risk

•  Issuer Risk

•  Sector Risk

•  Information Technology Sector Risk

•  ESG Investing Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Affiliated Funds Rebalancing Risk

•  Derivatives Risk

•  Real Estate Industry Risk

•  When-Issued and Delayed Delivery Transactions Risk

•  Interest Rate Risk

•  Credit Risk

•  Foreign Investment Risk

•  Foreign Currency Risk

•  Small- and Mid-Cap Companies Risk

•  Management Risk

•  Market Risk

•  Issuer Risk

•  Asset Allocation Risk

•  Value Investing Risk

•  Foreign Sovereign Debt Risk

•  Junk Bonds Risk

•  Index Risk

•  Fund-of-Funds Risk

•  Affiliated Portfolio Risk

•  Underlying Portfolios Risk

You will find additional descriptions of specific risks in the prospectus and statement of additional information for the Portfolios.

As with any mutual fund, there can be no assurance that each Portfolio’s investment objective will be met or that the net return on an investment in the Portfolio will exceed what could have been obtains through other investment or savings vehicles. Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Portfolio goes down, you could lose money.

Federal Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, none of the Multi-Managed Moderate Growth Portfolio, the Allocation Moderate Growth Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for any gain or loss that may be required to be recognized as a result of the closing of the tax year of the Multi-Managed Moderate Growth Portfolio or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Internal Revenue Code of 1986, as amended

(“Code”). As a condition to the closing of the Reorganization, the Trust, on behalf of the Allocation Moderate Growth Portfolio, and the Trust, on behalf of the Multi-Managed Moderate Growth Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio are identical.

COMPARISON OF THE PORTFOLIOS

Principal and Non-Principal Investment Risks

The Portfolios are subject to certain similar principal and non-principal investment risks associated with an investment in the relevant Portfolio. The principal and non-principal investment risks of each Portfolio are set out in the table below.

	Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio
Principal Risks

•  Equity Securities Risk

•  Large-Cap Companies Risk

•  Growth Stock Risk

•  Bonds Risk

•  Interest Rate Risk

•  Credit Risk

•  Foreign Investment Risk

•  Foreign Currency Risk

•  Small- and Mid-Cap Companies Risk

•  Management Risk

•  Market Risk

•  Issuer Risk

•  Sector Risk

•  Information Technology Sector Risk

•  ESG Investing Risk

•  Mortgage- and Asset-Backed Securities Risk

•  Affiliated Funds Rebalancing Risk

•  Derivatives Risk

•  Real Estate Industry Risk

•  When-Issued and Delayed Delivery Transactions Risk

•  Equity Securities Risk

•  Large-Cap Companies Risk

•  Growth Stock Risk

•  Bonds Risk

•  Interest Rate Risk

•  Credit Risk

•  Foreign Investment Risk

•  Foreign Currency Risk

•  Small- and Mid-Cap Companies Risk

•  Management Risk

•  Market Risk

•  Issuer Risk

•  Asset Allocation Risk

•  Value Investing Risk

•  Foreign Sovereign Debt Risk

•  Junk Bonds Risk

•  Index Risk

•  Fund-of-Funds Risk

•  Affiliated Portfolio Risk

•  Underlying Portfolios Risk

Non-Principal Risks

•  Cybersecurity Risk

•  Money Market Securities Risk

•  Counterparty Risk

•  Depositary receipts Risk

•  Fixed Income Securities Risk – Junk Bonds Risk

•  Fixed Income Securities Risk – Credit Risk Transfer Securities Risk

• Cybersecurity Risk • Money Market Securities Risk • Emerging Markets Risk • Real Estate Industry Risk

Multi-Managed Moderate Growth Portfolio	Allocation Moderate Growth Portfolio
• Illiquidity Risk • Investment Company Risk • Money Market Securities Risk • Non-hedging foreign currency trading risk • Roll Transactions Risk • Short Sales Risk • U.S. Government Obligations Risk

The following discussion describes the principal risks that may affect the Allocation Moderate Growth Portfolio and, therefore, the Combined Portfolio. You will find additional descriptions of specific risks in the Trust Prospectus.

As with any mutual fund, there can be no assurance that the Allocation Moderate Growth Portfolio’s investment objective will be met or that the net return on an investment in the Allocation Moderate Growth Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Allocation Moderate Growth Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Allocation Moderate Growth Portfolio goes down, you could lose money.

The following are the principal investment risks associated with the Allocation Moderate Growth Portfolio and, therefore, also with the Combined Portfolio:

Asset Allocation Risk. The Portfolio’s risks will directly correspond to the risks of the Underlying Portfolios in which it invests. The Portfolio is subject to the risk that the selection of the Underlying Portfolios and the allocation and reallocation of the Portfolio’s assets among the various asset classes and market sectors may not produce the desired result.

Equity Securities Risk. The Portfolio invests primarily in Underlying Portfolios that invest in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly.

Large-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that invest substantially in large-cap companies. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

Growth Stock Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting growth-style stocks. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

Value Investing Risk. The Portfolio invests substantially in Underlying Portfolios with an investment strategy that focuses on selecting value-style stocks. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or to repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political, social and economic considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.

Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. An Underlying Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.

Interest Rate Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Any future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

Bonds Risk. The Portfolio invests in Underlying Portfolios that invest principally in bonds, which may cause the value of your investment in the Portfolio to go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers. Fixed income securities may be subject to volatility due to changes in interest rates.

Junk Bonds Risk. The Portfolio invests in Underlying Portfolios that invest substantially in fixed income securities, a percentage of which may be invested in high yield, high risk bonds commonly known as “junk bonds.” Junk bonds are generally subject to greater credit risks than higher-grade bonds. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher-grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Small- and Mid-Cap Companies Risk. The Portfolio invests in Underlying Portfolios that may invest in securities of small- and mid-cap companies. Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large-cap companies.

Foreign Investment Risk. The Portfolio’s investments in Underlying Portfolios that invest in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an Underlying Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an Underlying Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). Lack of relevant data and reliable public information may also affect the value of these securities.

Foreign Currency Risk. The value of an Underlying Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of an Underlying Portfolio’s non-U.S. dollar-denominated securities.

Index Risk. Many of the Underlying Portfolios in which the Portfolio invests have a passively-managed portion that is managed to track the performance of an index. That portion of the Underlying Portfolios will not sell securities in its portfolio or buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, the Portfolio may suffer losses that might not be experienced with an investment in an actively-managed mutual fund.

Fund-of-Funds Risk. The costs of investing in the Portfolio, as a fund-of-funds, may be higher than the costs of investing in a mutual fund that invests most or all of its assets directly in individual securities. An Underlying Portfolio may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investment from such Underlying Portfolio at a time that is unfavorable to the Portfolio. In addition, one Underlying Portfolio may buy the same securities that another Underlying Portfolio sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

Affiliated Portfolios Risk. SunAmerica chooses the Underlying Portfolios in which the Portfolio invests. As a result, SunAmerica may be subject to potential conflicts of interest in selecting the Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because SunAmerica is also responsible for managing portions of certain Underlying Portfolios. However, SunAmerica has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Portfolios.

Underlying Portfolios Risk. The risks of the Portfolio owning the Underlying Portfolios generally reflect the risks of owning the underlying securities held by the Underlying Portfolios. Disruptions in the markets for the securities held by the Underlying Portfolios could result in losses on the Portfolio’s investment in such securities. The Underlying Portfolios also have fees that increase their costs versus owning the underlying securities directly.

Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

Market Risk. The Portfolio’s share price or the market as a whole can decline for many reasons or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political regulatory or economic developments in the United States or abroad; changes in investor psychology; heavy institutional selling; sanctions, military confrontations, war, terrorism and other armed conflicts; disease/virus outbreaks and epidemics; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. In addition, an Underlying Portfolio’s adviser’s or subadviser’s assessment of securities held by the Underlying Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Fundamental Investment Restrictions

The Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio have identical fundamental investment restrictions. After the Reorganization, SunAmerica will manage the Combined Portfolio pursuant to the investment restrictions of the Allocation Moderate Growth Portfolio. The complete list of the fundamental investment restrictions of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio is set out in Appendix A.

Performance Information

The following bar charts and tables illustrate the risks of investing in each Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future. For more information concerning the performance of each Portfolio, please refer to the Trust Prospectus, the Trust Annual Report and the Trust Semi-Annual Financial Statements. You may request a copy of the Trust Prospectus, the Trust Annual Report and the Trust Semi-Annual Financial Statements at no charge by calling (800) 445-7862 or writing the Trust.

Calendar Year Total Returns, as of 12/31 each year for

Class 1 Shares of the Multi-Managed Moderate Growth Portfolio

50%
40%
30%
20%
10%
0%
-10%
-20%
-30%
-40%
8.69%
1.37%
6.11%
13.77%
-3.53%
18.18%
38.49%
1.66%
-32.38%
22.40%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.14% (quarter ended June 30, 2020) and the lowest return for a quarter was -20.95% (quarter ended June 30, 2022). The year-to-date calendar return as of September 30, 2024 was 16.05%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Class 1 Shares	22.40%	6.61%	5.86%
Class 2 Shares	22.16%	6.45%	5.69%
Class 3 Shares	22.09%	6.36%	5.59%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	26.53%	15.52%	11.80%
Blend Index	15.48%	8.51%	6.85%

Calendar Year Total Returns, as of 12/31 each year for

Class 3 Shares of the Allocation Moderate Growth Portfolio

25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
-20%
5.16%
-1.76%
5.65%
15.20%
-5.96%
20.61%
14.72%
12.46%
-16.74%
15.04%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023

During the 10-year period shown in the bar chart, the highest return for a quarter was 14.43% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.77% (quarter ended March 31, 2020). The year-to-date calendar return as of September 30, 2024 was 12.94%.

Average Annual Total Returns (For the periods ended December 31, 2023)

	1 Year	5 Years	10 Years	Since Inception Date
Class 1 Shares	15.41%	8.60%	N/A	7.15	%(1)
Class 3 Shares	15.04%	8.31%	5.83%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%	12.98%
Blended Index	17.22%	9.18%	6.99%	7.74%

(1)	Inception Date: September 26, 2016.

Because the Combined Portfolio will most closely resemble the Allocation Moderate Growth Portfolio, the Allocation Moderate Growth Portfolio will be the accounting survivor of the Reorganization. The Combined Portfolio will also maintain the performance history of the Allocation Moderate Growth Portfolio at the closing of the Reorganization.

Management of the Portfolios

SunAmerica serves as the investment adviser and manager for each Portfolio. SunAmerica selects the Subadvisers for the Multi-Managed Moderate Growth

Portfolio, manages the investments of the Allocation Moderate Growth Portfolio, oversees the Subadvisers’ management of the Multi-Managed Moderate Growth Portfolio, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica is a limited liability company organized under the laws of Delaware, and managed, advised or administered assets in excess of $74.6 billion as of October 31, 2024. SunAmerica is an indirect, wholly-owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). For purposes of the Investment Advisers Act of 1940 and the 1940 Act, American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SunAmerica, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities. SunAmerica is located at 30 Hudson Street, 16th Floor, Jersey City, New Jersey 07302.

AIG has announced its intention to sell all of its interest in Corebridge over time (such divestment, the “Separation Plan”). On September 19, 2022, AIG began its divestment with an initial public offering of Corebridge common stock. While AIG and Corebridge believe that Corebridge’s initial public offering did not result in a transfer of a controlling block of outstanding voting securities of SunAmerica or Corebridge (a “Change of Control Event”), it is anticipated that one or more of the transactions contemplated by the Separation Plan will ultimately be deemed a Change of Control Event resulting in the assignment and automatic termination of the current investment advisory and management agreement. To ensure that SunAmerica may continue to provide advisory services to the Portfolios without interruption, at a meeting held on October 13, 2022, the Board approved a new investment advisory and management agreement with SunAmerica, in connection with the Separation Plan. The Board also agreed to call and hold a joint meeting of shareholders on January 19, 2023, for shareholders of each Portfolio to (1) approve the new investment advisory and management agreement with SunAmerica that would be effective after the first Change of Control Event, and (2) approve any future investment advisory and management agreements approved by the Board and that have terms not materially different from the then-current agreement, in the event there are subsequent Change of Control Events arising from completion of the Separation Plan that terminate the investment advisory and management agreement after the first Change of Control Event. Approval of a future investment advisory and management agreement means that shareholders may not have another opportunity to vote on a new agreement with SunAmerica even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of SunAmerica. At the January 19, 2023 meeting, shareholders of the Portfolios approved the new and future investment advisory and management agreements.

SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board of Trustees but without shareholder approval, to employ new unaffiliated subadvisers for new or existing portfolios, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any subadviser changes that are made pursuant to the exemptive order within 60 days of hiring a new subadviser or making a material change to an existing subadvisory agreement. The order also permits the Portfolios to disclose fees paid to subadvisers on an aggregate, rather than individual, basis. In addition, pursuant to no-action relief, the SEC staff has extended multi-manager relief to any affiliated subadviser, provided certain conditions are met. The Portfolios’ shareholders have approved the Portfolios’ reliance on the no-action relief. SunAmerica will determine if and when a Portfolio should rely on the no-action relief.

JPMorgan, MSIM and Wellington serve as the Subadvisers for the Multi-Managed Moderate Growth Portfolio. JPMorgan is a Delaware corporation and is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. JPMorgan is located at 383 Madison Avenue, New York, NY 10179. JPMorgan provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of September 30, 2024, JPMorgan together with its affiliated companies had approximately $3.35 trillion in assets under management. MSIM is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the United States and abroad. MSIM is located at 1585 Broadway, New York, NY 10036. Net assets under the management of the MSIM organization were approximately $1.598 trillion as of September 30, 2024. Wellington is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2024, Wellington and its investment advisory affiliates had investment management authority with respect to approximately $1.295 trillion in assets.

SunAmerica is responsible for making the day-to-day investment decisions for the Allocation Moderate Growth Portfolio. The Allocation Moderate Growth Portfolio is managed by Andrew Sheridan, Manisha Singh, CFA and Robert Wu, CFA.

Name and Title	Portfolio Manager of the Portfolio Since
Andrew Sheridan Lead Portfolio Manager	2021
Manisha Singh, CFA Co-Portfolio Manager	2017
Robert Wu, CFA Co-Portfolio Manager	2021

Andrew Sheridan, Manisha Singh, CFA and Robert Wu, CFA of SunAmerica are the portfolio managers of the Allocation Moderate Growth Portfolio. Mr. Sheridan, Senior Vice President and Lead Portfolio Manager of the Asset Allocation Team, joined SunAmerica in 2003. Prior to 2022, he served as an equity analyst specializing in the technology sector and also as a portfolio manager focused on small cap growth equities. Most recently, he was a co-portfolio manager of the rules-based funds for SunAmerica. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Ms. Singh joined SunAmerica in 2017 as Co-Portfolio Manager for the Asset Allocation fund-of-funds. Prior to joining SunAmerica, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts. Robert Wu joined SunAmerica in 2011, serving as Director of Manager Research and AVP Investments before his current role as Portfolio Manager in the Asset Allocation Team. Prior to joining SunAmerica, Robert worked at Bjurman, Barry & Associates for over 11 years, where he served as Portfolio Manager and Senior Research Analyst managing growth equity portfolios.

The Trust SAI provides additional information about the compensation of each Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Portfolio and other funds managed by SunAmerica.

As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser of the Combined Portfolio. It is anticipated that Andrew Sheridan, Manisha Singh and Robert Wu will be the portfolio managers of the Combined Portfolio following the Reorganization.

The exemptive order discussed above will continue to apply to the Combined Portfolio following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Portfolio, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement

Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (the “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the average daily net asset value of each Portfolio at the following annual rates listed below:

Multi-Managed Moderate Growth Portfolio

Portfolio	Average daily net asset value	Management Fee Rate
Multi-Managed Moderate Growth Portfolio	First $250 million	0.85%
	Next $250 million	0.80%
	Over $500 million	0.75%

Allocation Moderate Growth Portfolio

The Allocation Moderate Growth Portfolio pays a monthly fee at an annual rate of 0.10% of average daily net assets.

The management fee rate of the Multi-Managed Moderate Growth Portfolio is higher at all asset levels than the management fee rate of the Allocation Moderate Growth Portfolio. As a result, following the Reorganization, Multi-Managed Moderate Growth Portfolio shareholders will be subject to lower annualized management fees. Pursuant to an Advisory Fee Waiver Agreement, effective through July 31, 2026, SunAmerica is contractually obligated to waive its management fee with respect to (i) the Multi-Managed Moderate Growth Portfolio so that the advisory fee rate payable to SunAmerica is equal to 0.75% on the first $250 million, 0.70% on the next $250 million, and 0.65% above $500 million, and (ii) the Allocation Moderate Growth Portfolio so that the management fee payable by the Allocation Moderate Growth Portfolio to SunAmerica equals 0.09% of average daily net assets. In addition, pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses through July 31, 2026, to the extent that the Total Annual Portfolio Operating Expenses of Class 1, Class 2 and Class 3 shares of the Multi-Managed Moderate Growth exceed 1.04%, 1.19% and 1.29%, respectively, of the Multi-Managed Moderate Growth Portfolio’s average daily net assets. For the fiscal year ended March 31, 2024, each Portfolio paid SunAmerica a fee, before any advisory fee waivers, equal to the following percentage of average daily net assets:

Fund	Fee
Multi-Managed Moderate Growth Portfolio	0.85%
Allocation Moderate Growth Portfolio	0.10%

The Portfolios are party to the same Management Agreement, and the services provided to each Portfolio under the Management Agreement are identical.

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the Trust Annual Report for the fiscal year ended March 31, 2024, as filed with the SEC on June 7, 2024.

Following the completion of the Reorganization, the Combined Portfolio will be managed by SunAmerica pursuant to the Management Agreement with respect to the Allocation Moderate Growth Portfolio, as described above. As discussed above, the services provided to each Portfolio under the Management Agreement are identical.

Service Providers

State Street Bank and Trust Company (“State Street”), located at One Congress Street, Boston, Massachusetts 02114, serves as custodian for each Portfolio. In this capacity, State Street maintains the portfolio securities held by each Portfolio, administers the purchase and sale of portfolio securities and performs certain other duties. VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Portfolio’s transfer and dividend disbursing agent. PricewaterhouseCoopers LLP (“PwC”), located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Portfolio’s independent registered public accounting firm. PwC performs an annual audit of each Portfolio’s financial statements and provides tax advisory services, tax return preparation and accounting services relating to filings with the SEC. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.

Combined Portfolio. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Portfolio will continue to use such service providers.

Distribution and Service Fees

Class 2 of the Multi-Managed Moderate Growth Portfolio and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The Allocation Moderate Growth Portfolio does not offer Class 2 shares. There is no 12b-1 Plan in effect for Class 1 shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares, as applicable. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3, as applicable, assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the

Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.

Following the Reorganization, the Combined Portfolio will continue to be subject to the Plan, as described above, for its share classes. The Plans are identical for each share class of each Portfolio.

Dividends and Distributions

The policies with respect to payment of dividends and distributions of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific policies with respect to payment of dividends and capital gains distributions.

Market Timing Trading Policies and Procedures

The market timing trading policies and procedures of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio are identical, and such policies and procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific market timing trading policies and procedures.

Purchase, Redemption and Valuation of Shares

Procedures for the purchase, redemption and valuation of shares of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio are identical and such procedures will remain in place for the Combined Portfolio. Shareholders should refer to the Trust Prospectus for the specific procedures applicable to purchases and redemptions of shares.

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under Variable Contracts offered by life insurance companies affiliated with SunAmerica, the Trust’s investment adviser and manager. All shares of the Trust are owned by “Separate Accounts” of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers three classes of shares: Class 1, Class 2 and Class 3 shares. The Allocation Moderate Growth Portfolio only offers Class 1 and Class 3 shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

Valuation of shares. The net asset value (“NAV”) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) by dividing the net assets of each class by the number of such class’s outstanding shares. The NAV for each Portfolio’s class of shares also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares. The value of the investments held by each Portfolio are determined by SunAmerica, as the “valuation designee”, pursuant to its valuation procedures. The Board of Trustees oversees the valuation designee and at least annually reviews its valuation policies and procedures.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the NYSE for the day, unless the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued by the valuation designee at fair value in accordance with valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Investments in registered investment companies that do not trade on an exchange are valued at the end of the day NAV. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.

As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on a review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the valuation designee determines that closing prices do not reflect the fair value of the securities, the valuation designee will adjust the previous closing prices in accordance with pricing procedures to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE.

A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the NAV of the Class 2 or Class 3 shares will generally be lower than the NAV of the Class 1 shares of each Portfolio.

Buy and sell prices. The Separate Accounts, certain Portfolios of the Trust and certain series of SunAmerica Series Trust buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

Execution of requests. The Trust is open on those days when the NYSE is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received and is in good order by the Trust, or the insurance company as its authorized agent, before the Trust’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.

Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for more than seven days in the following unusual circumstances:

•	during any period in which the NYSE is closed other than customary weekend and holiday closings or during any period in which trading on the NYSE is deemed to be restricted;

•

during any period in which an emergency exists, as a result of which (i) it is not reasonably practicable for the Portfolio to dispose of securities owned by it or (ii) it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or

•	during such other periods as the SEC may by order permit to protect Portfolio shareholders.

The SEC will determine the conditions under which trading shall be deemed to be restricted and the conditions under which an emergency shall be deemed to exist.

Your redemption proceeds typically will be sent within three business days after your request is submitted, but in any event, within seven days. Under normal circumstances, the Trust expects to meet redemption requests by using cash or cash equivalents in a Portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, a Portfolio may be more likely to limit cash redemptions and may determine to pay redemption proceeds by borrowing under a line of credit.

Frequent Purchases and Redemptions of Shares

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading (“market timing”) vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios.

The Board has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of the Portfolios’ performance or their participants. Market timing can disrupt the ability of SunAmerica or a subadviser to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of a Portfolio. In addition, market timing may increase a Portfolio’s expenses through increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities (“junk bonds”), they may be particularly vulnerable to market timing.

Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio’s international portfolio securities trade and the time as of which the Portfolio’s NAV is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio’s junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio’s NAV, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust’s fair value pricing procedures is to minimize the possibilities of this type of market timing (see “Purchase, Redemption and Valuation of Portfolio Shares–Valuation of shares” above).

Although shares of the Portfolios may be held by other portfolios of the Trust and SunAmerica Series Trust, they are generally held through Separate Accounts. The ability of the Trust to monitor transfers made by the participants in Separate Accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board’s policy is that the Portfolios must rely on the Separate Accounts to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures.

The Trust has entered into agreements with the Separate Accounts that require the Separate Accounts to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trades. In situations in which the Trust becomes aware of possible market timing activity, it will notify the Separate Account in order to help facilitate the enforcement of such entity’s market timing policies and procedures.

There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, you may be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company Separate Accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of a Portfolio. Such rejections or refusals will be applied uniformly without exception.

Any restrictions or limitations imposed by the Separate Accounts may differ from those imposed by the Trust. Please review your Variable Contract prospectus for more information regarding the insurance company’s market timing policies and procedures, including any restrictions or limitations that the Separate Accounts may impose with respect to trades made through a Variable Contract. Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

Payments in Connection with Distribution

Certain life insurance companies affiliated with SunAmerica receive revenue sharing payments from SunAmerica and certain subadvisers in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the subadvisers.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies and by other portfolios of the Trust and SunAmerica Series Trust. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.

The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.

Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts and to other portfolios of the Trust and SunAmerica Series Trust. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table for the Acquiring Portfolio is intended to help you understand the Acquiring Portfolio’s financial performance for the periods shown. Certain information reflects financial results for a single Acquiring Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited (except for the period ended September 30, 2024) by PricewaterhouseCoopers LLP, whose report, along with the Acquiring Portfolio’s financial statements, is included in the Trust Annual Report, which is available upon request. The Acquiring Portfolio’s unaudited financial statements for the semi-annual period ended September 30, 2024 are included in the Trust Semi-Annual Financial Statements, which is available upon request.

The financial highlights of the Target Portfolio are included in the Trust Prospectus, which is incorporated herein by reference into this Combined Information Statement/Prospectus. The financial highlights of the Target Portfolio may also be found in the Trust Annual Report and the Trust Semi-Annual Financial Statements, which are available upon request.

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments		Total expenses after waivers and/or reimburse- ments		Net investment income (loss)		Portfolio turnover

SA Allocation Moderate Growth Portfolio — Class 1(3)
03/31/20	$10.07	$0.18	$(0.60)	$(0.42)	$(0.18)	$(0.39)	$(0.57)	$9.08	(4.96)%	$190	0.13%		0.12%		1.67%		22%
03/31/21	9.08	0.18	3.23	3.41	—	(0.47)	(0.47)	12.02	37.59	256	0.13		0.12		1.65		23
03/31/22	12.02	0.16	0.19	0.35	(0.25)	(0.70)	(0.95)	11.42	2.49	257	0.12		0.11		1.30		10
03/31/23	11.42	0.13	(0.88)	(0.75)	(0.33)	(0.71)	(1.04)	9.63	(6.28)	319	0.13		0.12		1.31		12
03/31/24	9.63	0.17	1.26	1.43	(0.26)	(0.79)	(1.05)	10.01	15.90	290	0.13		0.12		1.77		9
9/30/24@	10.01	(0.01)	0.70	0.69	—	—	—	10.70	6.89	306	0.13	(4)	0.12	(4)	(0.12	)(4)	7

SA Allocation Moderate Growth Portfolio — Class 3(3)
03/31/20	10.07	0.13	(0.58)	(0.45)	(0.15)	(0.39)	(0.54)	9.08	(5.19)	403,234	0.38		0.37		1.25		22
03/31/21	9.08	0.15	3.23	3.38	—	(0.47)	(0.47)	11.99	37.26	530,277	0.38		0.37		1.38		23
03/31/22	11.99	0.13	0.18	0.31	(0.22)	(0.70)	(0.92)	11.38	2.18	525,534	0.37		0.36		1.05		10
03/31/23	11.38	0.13	(0.91)	(0.78)	(0.30)	(0.71)	(1.01)	9.59	(6.60)	465,607	0.38		0.37		1.31		12
03/31/24	9.59	0.14	1.26	1.40	(0.23)	(0.79)	(1.02)	9.97	15.67	492,430	0.38		0.37		1.49		9
9/30/24@	9.97	(0.02)	0.70	0.68	—	—	—	10.65	6.82	500,178	0.38	(4)	0.37	(4)	(0.37	)(4)	7

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)

The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly. Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests. Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Annualized.

INFORMATION ABOUT THE REORGANIZATION

General

Under the Reorganization Agreement, the Multi-Managed Moderate Growth Portfolio will transfer its assets and liabilities to the Allocation Moderate Growth Portfolio in exchange for Class 1 and Class 3 shares of the Allocation Moderate Growth Portfolio. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Allocation Moderate Growth Portfolio issued to the Multi-Managed Moderate Growth Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the Multi-Managed Moderate Growth Portfolio’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Multi-Managed Moderate Growth Portfolio of the shares of the Allocation Moderate Growth Portfolio, the Multi-Managed Moderate Growth Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Multi-Managed Moderate Growth Portfolio will be terminated as a series of the Trust under applicable state law.

The distribution of Allocation Moderate Growth Portfolio shares to the Multi-Managed Moderate Growth Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the Allocation Moderate Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Multi-Managed Moderate Growth Portfolio held in your Variable Contract on that date. See “Terms of the Reorganization Agreement” below.

Accordingly, as a result of the Reorganization, Class 1 and Class 3 shareholders of the Multi-Managed Moderate Growth Portfolio will own the same class of shares of the Allocation Moderate Growth Portfolio and Class 2 shareholders of the Multi-Managed Moderate Growth Portfolio will receive Class 1 Shares of the Allocation Moderate Growth Portfolio, in each case, having an aggregate net asset value of that shareholder’s Multi-Managed Moderate Growth Portfolio shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Portfolio’s net asset value. However, as a result of the Reorganization, a shareholder of the Multi-Managed Moderate Growth Portfolio or the Allocation Moderate Growth Portfolio will hold a reduced percentage of ownership in the larger Combined Portfolio than the shareholder did in the applicable Portfolio.

Terms of the Reorganization Agreement

Pursuant to the Reorganization Agreement, the Allocation Moderate Growth Portfolio will acquire the assets of the Multi-Managed Moderate Growth Portfolio on the Closing Date in consideration for the assumption of the Multi-Managed Moderate Growth Portfolio’s liabilities and shares of the Allocation Moderate Growth Portfolio.

On the Closing Date, the Multi-Managed Moderate Growth Portfolio will transfer to the Allocation Moderate Growth Portfolio its assets in exchange solely for Class 1 and Class 3 shares of the Allocation Moderate Growth Portfolio that are equal in value to the value of the net assets of the Multi-Managed Moderate Growth Portfolio transferred to the Allocation Moderate Growth Portfolio as of the Closing Date, as determined in accordance with the Allocation Moderate Growth Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the Allocation Moderate Growth Portfolio of the liabilities of the Multi-Managed Moderate Growth Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, the Multi-Managed Moderate Growth Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

The Multi-Managed Moderate Growth Portfolio expects to distribute the shares of the Allocation Moderate Growth Portfolio to the shareholders of the Multi-Managed Moderate Growth Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Multi-Managed Moderate Growth Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the Multi-Managed Moderate Growth will be terminated as a series of the Trust under Massachusetts law.

Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Trust, on behalf of the Portfolios, are conditioned upon, among other things:

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of the Trust of which this Combined Information Statement/Prospectus forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Multi-Managed Moderate Growth Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

The Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Portfolio.

Reasons for the Reorganization

The Board of Trustees evaluated the Reorganization and approved the Reorganization. The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:

•

The differences in the respective investment objectives of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio. The fact that certain strategies of the Multi-Managed Moderate Growth Portfolio and Allocation Moderate Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment objective and investment strategy between the Allocation Moderate Growth Portfolio and the Multi-Managed Moderate Growth Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•

The possibility that the Combined Portfolio is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to the Multi-Managed Moderate Growth Portfolio.

•	The expectation that the Combined Portfolio will have total annual operating expenses below those of the Multi-Managed Moderate Growth Portfolio.

•

The personnel of SunAmerica and the Subadviser who will manage the Combined Portfolio. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Portfolio after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other.

•

The relative size of the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio, and the prospects for further growth and long-term viability of the Multi-Managed Moderate Growth Portfolio.

•

The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•

The fact that the aggregate net asset value of the shares that shareholders of the Multi-Managed Moderate Growth Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Multi-Managed Moderate Growth Portfolio own immediately prior to the Reorganization, and that shareholders of the Multi-Managed Moderate Growth Portfolio will not be diluted as a result of the Reorganization.

•

The fact that substantially all of the portfolio holdings of the Multi-Managed Moderate Growth Portfolio would be sold before or immediately following the Reorganization and the estimated brokerage commissions and other portfolio transaction costs and capital gains, if any, relating to the realignment of the Multi-Managed Moderate Growth Portfolio’s portfolio prior to, or immediately following, the Reorganization.

•

The fact that SunAmerica or its affiliates will pay half of the expenses incurred in connection with the Reorganization, including half of all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Multi-Managed Moderate Growth Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement. No shareholder or Contract Owner would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•	The possible alternatives to the Reorganization.

For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Multi-Managed Moderate Growth Portfolio and the interests of the Multi-Managed Moderate Growth Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

The Trust’s Declaration of Trust and applicable state law do not require shareholder approval of the Reorganization. Moreover, Rule 17a-8 under the 1940 Act does not require shareholder approval of the Reorganization, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that each Reorganization is in the best interests of each Portfolio, shareholders are not being asked to vote on the Reorganization.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the Multi-Managed Moderate Growth Portfolio held by the Separate Accounts and the holders of Variable Contracts issued by the Separate

Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts issued by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Trust, on behalf of each Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Multi-Managed Moderate Growth Portfolio or by the Allocation Moderate Growth Portfolio upon the transfer of all of the assets of the Multi-Managed Moderate Growth Portfolio to the Allocation Moderate Growth Portfolio solely in exchange for the shares of the Allocation Moderate Growth Portfolio and the assumption by the Allocation Moderate Growth Portfolio of the liabilities of the Multi-Managed Moderate Growth Portfolio; or upon the distribution of the shares of the Allocation Moderate Growth Portfolio by the Multi-Managed Moderate Growth Portfolio to its Life Company Holders in the subsequent termination of the Multi-Managed Moderate Growth Portfolio.

•

No gain or loss will be recognized by a Life Company Holder of the Multi-Managed Moderate Growth Portfolio that exchanges all of its shares of the Multi-Managed Moderate Growth Portfolio solely for the shares of the Allocation Moderate Growth Portfolio pursuant to the Reorganization.

•

The tax basis of the shares of the Allocation Moderate Growth Portfolio received by a Life Company Holder of the Multi-Managed Moderate Growth Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Multi-Managed Moderate Growth Portfolio surrendered in exchange therefor.

•

The holding period of the shares of the Allocation Moderate Growth Portfolio received by a Life Company Holder of the Multi-Managed Moderate Growth Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Multi-Managed Moderate Growth Portfolio surrendered in exchange therefor.

•

The Allocation Moderate Growth Portfolio’s tax basis in assets of the Multi-Managed Moderate Growth Portfolio received by the Allocation Moderate Growth Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Multi-Managed Moderate Growth Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Multi-Managed Moderate Growth Portfolio upon the transfer, and the Allocation Moderate Growth Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Multi-Managed Moderate Growth Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the Multi-Managed Moderate Growth Portfolio’s taxable year or on which gain was recognized upon the transfer to the Allocation Moderate Growth Portfolio.

The opinion of Willkie Farr & Gallagher LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Allocation Moderate Growth Portfolio and the Multi-Managed Moderate Growth Portfolio and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the Multi-Managed Moderate Growth Portfolio, the Allocation Moderate Growth Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of the Multi-Managed Moderate Growth Portfolio at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

The Allocation Moderate Growth Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Multi-Managed Moderate Growth Portfolio and its shareholders.

Effect on Owners of Variable Contracts

Contract Owners will not recognize gain or loss as a result of the Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies

Prior to the Closing Date, the Multi-Managed Moderate Growth Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by such Multi-Managed Moderate Growth Portfolio distributions.

As discussed above, substantially all of the portfolio securities of the Multi-Managed Moderate Growth Portfolio are expected to be sold in connection with the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Multi-Managed Moderate Growth Portfolio’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Multi-Managed Moderate Growth Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that none of the Multi-Managed Moderate Growth Portfolio or the Combined Portfolio will dispose of holdings in the Multi-Managed Moderate Growth Portfolio’s or the Combined Portfolio’s portfolio to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.

As a result of the Reorganization, the Allocation Moderate Growth Portfolio will succeed to tax attributes, including capital loss carryforwards, if any, of the Multi-Managed Moderate Growth Portfolio. The capital loss carryforwards of both Portfolios will be available to offset future capital gains recognized by the Combined Portfolio, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. To the extent these limitations apply, the Combined Portfolio may not be able to use all or a portion of a Portfolio’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Portfolio and its shareholders post-closing of the Reorganization. As of March 31, 2024, the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio had capital loss carryforwards in the amounts of $13,385,355 and $0, respectively. The Reorganization is not expected to result in an ownership change of the Portfolios. In addition, any limitation under Section 381 of the Code could delay the use of the Portfolios’ capital loss carryforwards.

Expenses of the Reorganization

It is currently estimated that the total expenses of the Reorganization will be approximately $164,000. SunAmerica or its affiliates will pay half of such expenses other than any transaction costs relating to the sale of the Multi-Managed Moderate Growth Portfolio’s portfolio securities prior to or after the closing of the Reorganization as described in the Reorganization Agreement. All other expenses of the Reorganization shall be paid by the Target Portfolio other than any transaction costs relating to the sale of the Target Portfolio’s portfolio securities after the closing of the Reorganization, which will be borne by the Combined Portfolio. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Information Statement/Prospectus; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

SunAmerica has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization repositioning will be $38,200. Neither of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the Allocation Moderate Growth Portfolio will be passed on by Willkie Farr & Gallagher LLP and Morgan Lewis & Bockius LLP, special counsel to the Trust.

OTHER INFORMATION

Capitalization

The following table sets forth as of September 30, 2024: (i) the unaudited capitalization of the Multi-Managed Moderate Growth Portfolio; (ii) the unaudited capitalization of the Allocation Moderate Growth Portfolio; and (iii) the unaudited pro forma combined capitalization of the Combined Portfolio. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Capitalization of Multi-Managed Moderate Growth Portfolio, Allocation Moderate Growth Portfolio

and Pro Forma Combined Portfolio as of September 30, 2024

Multi-Managed Moderate Growth Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$5,710,175	$30,091,941	$23,465,840
Shares Outstanding:	591,280	3,131,742	2,451,533
Net Assets Per Share:	$9.66	$9.61	$9.57

Allocation Moderate Growth Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$306,296	N/A	$500,177,582
Shares Outstanding:	28,621	N/A	46,968,834
Net Assets Per Share:	$10.70	N/A	$10.65

Pro Forma Combined Portfolio

	Class 1	Class 2	Class 3
Net Assets:	$36,108,412	N/A	$523,643,422
Shares Outstanding:	3,374,618	N/A	49,168,396
Net Assets Per Share:	$10.70	N/A	$10.65

Shareholder Information

As of November 25, 2024, there were 6,042,445 shares of the Multi-Managed Moderate Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Multi-Managed Moderate Growth Portfolio. As of November 25, 2024, no person was known by the Multi-Managed Moderate Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Multi-Managed Moderate Growth Portfolio except as follows:

Name & Address	Seasons Managed Allocation Portfolios
Multi-Managed Moderate Growth Portfolio (Class 1)	100%
Multi-Managed Moderate Growth Portfolio (Class 2)	100%
Multi-Managed Moderate Growth Portfolio (Class 3)	100%

The Seasons Managed Allocation Portfolios, each a series of SST, consist of SA Allocation Balanced Portfolio, SA Allocation Growth Portfolio, SA Allocation Moderate Growth Portfolio and SA Allocation Moderate Portfolio and their address is 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367.

As of November 25, 2024, there were 46,057,133 shares of the Allocation Moderate Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Allocation Moderate Growth Portfolio. As of November 25, 2024, no person was known by the Allocation Moderate Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Allocation Moderate Growth Portfolio except as follows:

Name & Address	American General Life Insurance Company	The United States Life Insurance Company in the City of New York
Allocation Moderate Growth Portfolio (Class 1)	100%	0%
Allocation Moderate Growth Portfolio (Class 3)	90.711%	7.911%

American General Life Insurance Company is a stock life insurance company organized under the laws of the state of Texas and its address is 2727-A Allen Parkway, Houston, Texas 77019. The United States Life Insurance Company in the City of New York is a stock life insurance company organized under the laws of the state of New York and its address is One World Financial Center, 200 Liberty Street, New York, New York 10281.

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

The Trust, on behalf of each Portfolio, has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. A change in policy affecting only one Portfolio may be effected with the approval of a majority of the outstanding shares of such Portfolio.

Fundamental Investment Restrictions

Each Portfolio may not:

1.

Borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

Engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

Lend money or other assets except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

Issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

Purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

Purchase or sell commodities or contracts related to commodities except to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.

Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, make any investment if, as a result, the Portfolio’s investments will be concentrated in any one industry.

A-1

APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this   day of     , 2025, among and between      , a Massachusetts business trust (the “Trust”), on behalf of the       (the “Acquiring Fund”), the Trust, on behalf of the       (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, SunAmerica Asset Management, LLC. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the Trust.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares and Class 2 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).

The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.

1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management, LLC, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).

1.4 STATE FILINGS. Prior to the Closing Date, the Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.

1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the Valuation Time (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the

“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Trust on behalf of the Target Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

1.9 TERMINATION. The Target Fund shall be terminated as a series of the Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, respectively.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on April 28, 2025, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRUST AND THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) If applicable, the Registration Statement on Form N-14 and the Combined Information Statement/Prospectus contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration

Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.

(f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.

(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund as of March 31, 2024 the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [    ], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Target Fund for the six months ended September 30, 2024 have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2024 and the unaudited financial statements for the six months ended September 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by the Target Fund’s Shareholders shall not constitute a material adverse change.

(j) Since September 30, 2024 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since September 30, 2024, there has not been any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.

(m) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.

(q) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

4.2 REPRESENTATIONS OF THE TRUST AND THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:

(a) The Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Trust and the Target Fund furnished to the Acquiring Fund by the Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund as of March 31, 2024, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [    ], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended September 30, 2024 have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2024 and the unaudited financial statements for the six months ended September 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(j) The Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The

Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.

(k) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF THE TRUST, THE ACQUIRING FUND AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Trust.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.

5.4 ADDITIONAL INFORMATION. The Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Trust.

5.8 UNAUDITED FINANCIAL STATEMENTS. The Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Trust as complying with the requirements hereof.

5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Information Statement/Prospectus and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.

5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trust and the Funds, will render an opinion on these matters. None of the Trust, the Acquiring Fund or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.11 REASONABLE BEST EFFORTS. Each of the Trust, the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.13 DISTRIBUTION. The Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Trust and the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Trust.

7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

7.4 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Trust is registered as an open-end management investment company under the 1940 Act.

(b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Trust and the Target Fund.

7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE TRUST, THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Acquiring Fund or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:

8.1 [Reserved].

8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.

8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.6 The Trust shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Trust, on behalf of each of the Target Fund and the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:

(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed

Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;

(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;

(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;

(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;

(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and

(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Trust, on behalf of each of the Acquiring Fund and the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Trust, on behalf of each of the Acquiring Fund and the Target Fund may not waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates and the Target Fund shall each bear 50% of the direct and indirect expenses incurred in connection with the transactions contemplated by the provisions of this Agreement, excluding any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date, which shall be borne by the Acquiring Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of each of the Acquiring Fund and the Target Fund. In addition, the Trust, on behalf of each of the Acquiring Fund and the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust or to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.

ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 30 Hudson Street, 16th Floor, Jersey City, NJ 07302, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

______________, on behalf of its series,
_____________________ Portfolio

By:
Name:
Title:

______________, on behalf of its series,
_____________________ Portfolio

By:
Name:
Title:

SunAmerica Asset Management, LLC,
solely with respect to Article IX

By:
Name:
Title:

SEASONS SERIES TRUST

SA Multi-Managed Moderate Growth Portfolio

SA Allocation Moderate Growth Portfolio

PART B

STATEMENT OF ADDITIONAL INFORMATION

December 17, 2024

This Statement of Additional Information (the “SAI”) relates to the reorganization (“Reorganization”) of the SA Multi-Managed Moderate Growth Portfolio (the “Multi-Managed Moderate Growth Portfolio” or the “Target Portfolio”), a series of Seasons Series Trust (the “Trust”), into the SA Allocation Moderate Growth Portfolio (the “Allocation Moderate Growth Portfolio” or the “Acquiring Portfolio” and together with the Multi-Managed Moderate Growth Portfolio, the “Portfolios” and each, a “Portfolio”), a series of the Trust.

This SAI contains information which may be of interest to shareholders of the Multi-Managed Moderate Growth Portfolio relating to the Reorganization, but which is not included in the Combined Information Statement/Prospectus dated December 17, 2024 (the “Combined Information Statement/Prospectus”). As described in the Combined Information Statement/Prospectus, the Reorganization would involve the transfer of the assets and liabilities of the Multi-Managed Moderate Growth Portfolio in exchange for the shares of the Allocation Moderate Growth Portfolio. The Multi-Managed Moderate Growth Portfolio will distribute the Allocation Moderate Growth Portfolio shares it receives to its shareholders in complete liquidation of the Multi-Managed Moderate Growth Portfolio.

This SAI is not a prospectus, and should be read in conjunction with the Combined Information Statement/Prospectus. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Allocation Moderate Growth Portfolio, c/o Seasons Series Trust, 21650 Oxnard Street, 10th Floor, Woodland Hills, California 91367 or by calling 800.445.7862.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Information Statement/Prospectus.

Additional Information about the Multi-Managed Moderate Growth Portfolio and the Allocation Moderate Growth Portfolio	S-3

Financial Statements	S-3

Supplemental Financial Information	S-3

ADDITIONAL INFORMATION ABOUT

THE MULTI-MANAGED MODERATE GROWTH PORTFOLIO AND THE ALLOCATION MODERATE GROWTH PORTFOLIO

Incorporated by reference is the Statement of Additional Information, which includes each Portfolio, in the Registration Statement on Form N-1A of the Trust dated July 29, 2024, as filed with the Securities and Exchange Commission on July 26, 2024.

FINANCIAL STATEMENTS

This SAI incorporates by reference the audited financial statements and financial highlights of each Portfolio included in the Trust’s Annual Report to Shareholders on Form N-CSR for the fiscal year ended March 31, 2024 (the “Annual Financial Statements”), and the unaudited Semi-Annual Financial Statements of each Portfolio for the six-month period ended September 30, 2024 (the “Semi-Annual Financial Statements”). The Annual Financial Statements and the Semi-Annual Financial Statements contain historical financial information regarding the Portfolios. The Annual Financial Statements and the report of independent accountant therein with respect to each of the Portfolios (filed via EDGAR on June 7, 2024, Accession No. 0001193125-24-156687), and the Semi-Annual Financial Statements (filed via EDGAR on December 6, 2024, Accession No. 0000898430-24-001404), are incorporated herein by reference.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Allocation Moderate Growth Portfolio and the Multi-Managed Moderate Growth Portfolio, and the fees and expenses of the Allocation Moderate Growth Portfolio on a pro forma basis after giving effect to the Reorganization, is included in the section entitled “Summary – Fees and Expenses” of the Combined Information Statement/Prospectus.

The Reorganization will result in a material change to the Target Portfolio’s investment portfolio due to the investment restrictions of the Acquiring Portfolio. A pro forma schedule of investments of the Target Portfolio reflecting the anticipated changes to the Target Portfolio’s portfolio holdings in connection with the Reorganization is included below.

There are no material differences in accounting policies of the Multi-Managed Moderate Growth Portfolio as compared to those of the Allocation Moderate Growth Portfolio.

Schedule of Investments - Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio(9)

Security Description	Shares or Principal Amount	Value

COMMON STOCKS — 57.2%
Advertising — 2.3%
Trade Desk, Inc., Class A†	16,182	$1,414,630

Aerospace/Defense — 0.0%
Joby Aviation, Inc.†	728	3,902

Agriculture — 0.1%
Andersons, Inc.	368	21,112
Dole PLC	1,269	15,139
Fresh Del Monte Produce, Inc.	177	4,586
Vital Farms, Inc.†	452	10,509

		51,346

Airlines — 0.1%
JetBlue Airways Corp.†	620	4,601
SkyWest, Inc.†	640	44,211

		48,812

Apparel — 0.1%
Crocs, Inc.†	280	40,264
Steven Madden, Ltd.	597	25,241

		65,505

Auto Manufacturers — 1.9%
Blue Bird Corp.†	427	16,371
REV Group, Inc.	837	18,490
Tesla, Inc.†	6,485	1,139,998

		1,174,859

Auto Parts & Equipment — 0.1%
Adient PLC†	799	26,303
Goodyear Tire & Rubber Co.†	2,692	36,961
Titan International, Inc.†	1,582	19,712

		82,976

Banks — 1.4%
Amalgamated Financial Corp.	447	10,728
Ameris Bancorp	564	27,286
Associated Banc-Corp	332	7,141
Bancorp, Inc.†	203	6,792
Bank of N.T. Butterfield & Son, Ltd.	1,621	51,856
BankUnited, Inc.	292	8,176
Banner Corp.	318	15,264
Business First Bancshares, Inc.	514	11,452
Byline Bancorp, Inc.	166	3,606
Central Pacific Financial Corp.	203	4,009
CNB Financial Corp.	210	4,282
Coastal Financial Corp.†	347	13,488
ConnectOne Bancorp, Inc.	2,386	46,527
Customers Bancorp, Inc.†	935	49,611
Eastern Bankshares, Inc.	2,346	32,328
Enterprise Financial Services Corp.	498	20,199
Equity Bancshares, Inc., Class A	344	11,823
Financial Institutions, Inc.	38	715
First BanCorp/Puerto Rico	2,275	39,903
First Bancshares, Inc.	255	6,617
First Citizens BancShares, Inc., Class A	13	21,255
First Financial Corp.	250	9,582
First Merchants Corp.	690	24,081
First Mid Bancshares, Inc.	229	7,484
FNB Corp.	285	4,019
Glacier Bancorp, Inc.	186	7,492
Hancock Whitney Corp.	129	5,939
Hanmi Financial Corp.	118	1,879
Heartland Financial USA, Inc.	161	5,659

Security Description	Shares or Principal Amount	Value

Banks (continued)
Heritage Commerce Corp.	1,262	$10,828
Home BancShares, Inc.	561	13,784
Hope Bancorp, Inc.	859	9,887
Live Oak Bancshares, Inc.	135	5,604
Macatawa Bank Corp.	91	891
Mercantile Bank Corp.	50	1,925
Merchants Bancorp	657	28,369
Mid Penn Bancorp, Inc.	51	1,021
MidWestOne Financial Group, Inc.	80	1,875
MVB Financial Corp.	23	513
National Bank Holdings Corp., Class A	128	4,617
OFG Bancorp	995	36,626
Old National Bancorp	1,908	33,218
Old Second Bancorp, Inc.	1,135	15,708
Pathward Financial, Inc.	522	26,351
Pinnacle Financial Partners, Inc.	175	15,029
Popular, Inc.	591	52,061
Preferred Bank	125	9,596
Premier Financial Corp.	115	2,335
QCR Holdings, Inc.	419	25,450
Seacoast Banking Corp. of Florida	127	3,225
South Plains Financial, Inc.	28	749
Southside Bancshares, Inc.	122	3,566
SouthState Corp.	126	10,714
Texas Capital Bancshares, Inc.†	104	6,401
Towne Bank	271	7,604
TriCo Bancshares	366	13,461
UMB Financial Corp.	47	4,089
United Bankshares, Inc.	224	8,017
Unity Bancorp, Inc.	33	911
Veritex Holdings, Inc.	351	7,192
WesBanco, Inc.	222	6,618
Wintrust Financial Corp.	408	42,591

		870,019

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	22	18,621
Primo Water Corp.	1,287	23,436
Vita Coco Co., Inc.†	1,443	35,253

		77,310

Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.†	1,176	21,744
Akero Therapeutics, Inc.†	1,139	28,771
Allogene Therapeutics, Inc.†	1,986	8,877
Amicus Therapeutics, Inc.†	3,605	42,467
ANI Pharmaceuticals, Inc.†	128	8,849
Annexon, Inc.†	3,955	28,357
Arcutis Biotherapeutics, Inc.†	4,116	40,790
Arrowhead Pharmaceuticals, Inc.†	379	10,839
Atara Biotherapeutics, Inc.†	5,526	3,835
Axsome Therapeutics, Inc.†	648	51,710
Biohaven, Ltd.†	54	2,953
Bluebird Bio, Inc.†	122	156
Blueprint Medicines Corp.†	202	19,162
Bridgebio Pharma, Inc.†	212	6,555
Crinetics Pharmaceuticals, Inc.†	606	28,367
Esperion Therapeutics, Inc.†	6,710	17,983
Illumina, Inc.†	2,731	375,021
Immunovant, Inc.†	690	22,294
Insmed, Inc.†	656	17,797
Intellia Therapeutics, Inc.†	384	10,564
Kyverna Therapeutics, Inc.†	885	21,983

Security Description	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
MeiraGTx Holdings PLC†	1,431	$8,686
Mersana Therapeutics, Inc.†	5,290	23,699
Mural Oncology PLC†	48	235
NeoGenomics, Inc.†	1,300	20,436
OmniAb, Inc. (Earnout Shares 12.50)†(1)	85	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	85	0
Ovid therapeutics, Inc.†	6,531	19,920
Prothena Corp. PLC†	436	10,800
PTC Therapeutics, Inc.†	369	10,734
Recursion Pharmaceuticals, Inc., Class A†	3,537	35,264
Replimune Group, Inc.†	969	7,917
REVOLUTION Medicines, Inc.†	1,321	42,576
Roivant Sciences, Ltd.†	23,161	244,117
Royalty Pharma PLC, Class A	39,165	1,189,441
Sage Therapeutics, Inc.†	468	8,770
Sana Biotechnology, Inc.†	10	100
SpringWorks Therapeutics, Inc.†	881	43,363
Sutro Biopharma, Inc.†	105	593
Syndax Pharmaceuticals, Inc.†	1,136	27,037
Travere Therapeutics, Inc.†	1,372	10,578
Tyra Biosciences, Inc.†	1,621	26,584
Ventyx Biosciences, Inc.†	3,774	20,757
Viking Therapeutics, Inc.†	1,443	118,326
Xencor, Inc.†	311	6,883

		2,645,890

Building Materials — 0.5%
Apogee Enterprises, Inc.	179	10,597
Boise Cascade Co.	208	31,901
Gibraltar Industries, Inc.†	181	14,576
Griffon Corp.	1,194	87,568
Knife River Corp.†	232	18,810
Modine Manufacturing Co.†	441	41,979
Simpson Manufacturing Co., Inc.	50	10,259
Summit Materials, Inc., Class A†	612	27,277
UFP Industries, Inc.	587	72,207

		315,174

Chemicals — 0.2%
Arcadium Lithium PLC†	662	2,853
Avient Corp.	435	18,879
Cabot Corp.	415	38,263
Ecovyst, Inc.†	251	2,799
H.B. Fuller Co.	288	22,965
Ingevity Corp.†	149	7,107
Orion SA	1,713	40,290
Tronox Holdings PLC	774	13,429

		146,585

Coal — 0.2%
Alpha Metallurgical Resources, Inc.	151	50,007
Arch Resources, Inc.	131	21,064
CONSOL Energy, Inc.	53	4,439
Peabody Energy Corp.	151	3,663
SunCoke Energy, Inc.	347	3,911
Warrior Met Coal, Inc.	302	18,331

		101,415

Commercial Services — 3.4%
ABM Industries, Inc.	1,289	57,515
Adtalem Global Education, Inc.†	453	23,284
Adyen NV*†	708	1,197,679
AMN Healthcare Services, Inc.†	147	9,189

Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
API Group Corp.†	1,826	$71,707
Barrett Business Services, Inc.	160	20,275
Block, Inc.†	1,547	130,845
Brink’s Co.	288	26,605
CBIZ, Inc.†	524	41,134
EVERTEC, Inc.	399	15,920
Flywire Corp.†	1,381	34,263
Herc Holdings, Inc.	187	31,472
Huron Consulting Group, Inc.†	327	31,595
Information Services Group, Inc.	3,667	14,815
John Wiley & Sons, Inc., Class A	321	12,240
Kforce, Inc.	310	21,861
LiveRamp Holdings, Inc.†	1,353	46,678
Perdoceo Education Corp.	968	16,998
Progyny, Inc.†	1,403	53,524
Remitly Global, Inc.†	751	15,576
Repay Holdings Corp.†	1,944	21,384
Riot Platforms, Inc.†	1,600	19,584
Stride, Inc.†	370	23,329
TriNet Group, Inc.	536	71,015
TrueBlue, Inc.†	178	2,229
V2X, Inc.†	680	31,763
Valvoline, Inc.†	534	23,800

		2,066,279

Computers — 1.4%
ASGN, Inc.†	318	33,314
CACI International, Inc., Class A†	119	45,081
Crowdstrike Holdings, Inc., Class A†	1,118	358,420
Insight Enterprises, Inc.†	194	35,991
Integral Ad Science Holding Corp.†	601	5,992
KBR, Inc.	491	31,257
Qualys, Inc.†	250	41,717
Rapid7, Inc.†	635	31,140
Super Micro Computer, Inc.†	225	227,257
Unisys Corp.†	4,954	24,324

		834,493

Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	429	84,097
Edgewell Personal Care Co.	106	4,096

		88,193

Distribution/Wholesale — 0.2%
G-III Apparel Group, Ltd.†	306	8,877
Hudson Technologies, Inc.†	139	1,530
Resideo Technologies, Inc.†	438	9,820
Rush Enterprises, Inc., Class A	995	53,253
ScanSource, Inc.†	294	12,948
Titan Machinery, Inc.†	315	7,815
WESCO International, Inc.	258	44,190

		138,433

Diversified Financial Services — 1.4%
AssetMark Financial Holdings, Inc.†	397	14,058
Enact Holdings, Inc.	600	18,708
Enova International, Inc.†	286	17,969
Federal Agricultural Mtg. Corp., Class C	67	13,191
Intercontinental Exchange, Inc.	3,541	486,639
International Money Express, Inc.†	371	8,470
LendingClub Corp.†	1,117	9,818
Mr. Cooper Group, Inc.†	481	37,494
PennyMac Financial Services, Inc.	379	34,523
Perella Weinberg Partners	1,305	18,440

Security Description	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Piper Sandler Cos.	129	$25,605
Radian Group, Inc.	1,429	47,829
StoneX Group, Inc.†	176	12,366
Victory Capital Holdings, Inc., Class A	1,546	65,597
Virtus Investment Partners, Inc.	67	16,615

		827,322

Electric — 0.3%
Clearway Energy, Inc., Class A	230	4,947
Clearway Energy, Inc., Class C	867	19,984
IDACORP, Inc.	243	22,572
MGE Energy, Inc.	276	21,727
Northwestern Energy Group, Inc.	206	10,492
Portland General Electric Co.	1,002	42,084
Unitil Corp.	749	39,210

		161,016

Electrical Components & Equipment — 0.1%
Encore Wire Corp.	260	68,323

Electronics — 0.2%
Atkore, Inc.	521	99,178
Benchmark Electronics, Inc.	647	19,416
OSI Systems, Inc.†	105	14,996
Turtle Beach Corp.†	68	1,172

		134,762

Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	238	5,503
REX American Resources Corp.†	74	4,344
Sunnova Energy International, Inc.†	417	2,556

		12,403

Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	421	133,756
Construction Partners, Inc., Class A†	360	20,214
IES Holdings, Inc.†	152	18,489
MYR Group, Inc.†	483	85,370
Primoris Services Corp.	630	26,819
Sterling Infrastructure, Inc.†	574	63,318

		347,966

Entertainment — 0.2%
United Parks & Resorts, Inc.†	195	10,961
Accel Entertainment, Inc.†	1,180	13,912
Everi Holdings, Inc.†	1,404	14,110
Light & Wonder, Inc.†	586	59,825
Lions Gate Entertainment Corp., Class A†	1,237	12,308

		111,116

Environmental Control — 0.1%
Tetra Tech, Inc.	288	53,196

Food — 0.2%
Cal-Maine Foods, Inc.	268	15,772
Chefs’ Warehouse, Inc.†	856	32,237
John B. Sanfilippo & Son, Inc.	174	18,430
Simply Good Foods Co.†	608	20,690
Sprouts Farmers Market, Inc.†	559	36,044
SunOpta, Inc.†	1,861	12,785
United Natural Foods, Inc.†	228	2,620

		138,578

Security Description	Shares or Principal Amount	Value

Gas — 0.2%
Chesapeake Utilities Corp.	258	$27,683
New Jersey Resources Corp.	364	15,619
Northwest Natural Holding Co.	278	10,347
ONE Gas, Inc.	605	39,041

		92,690

Healthcare-Products — 1.1%
Adaptive Biotechnologies Corp.†	146	469
Alphatec Holdings, Inc.†	987	13,611
AngioDynamics, Inc.†	1,475	8,658
AtriCure, Inc.†	967	29,416
Atrion Corp.	86	39,865
Danaher Corp.	1,594	398,054
Inmode, Ltd.†	511	11,043
Inogen, Inc.†	3,742	30,198
Lantheus Holdings, Inc.†	740	46,058
OmniAb, Inc.†	793	4,298
Omnicell, Inc.†	232	6,781
Quanterix Corp.†	274	6,455
SI-BONE, Inc.†	626	10,248
Treace Medical Concepts, Inc.†	500	6,525
Twist Bioscience Corp.†	1,194	40,966

		652,645

Healthcare-Services — 0.3%
Fulgent Genetics, Inc.†	312	6,770
HealthEquity, Inc.†	682	55,672
Medpace Holdings, Inc.†	193	78,001
National HealthCare Corp.	110	10,396
OPKO Health, Inc.†	4,752	5,702
Oscar Health, Inc., Class A†	1,720	25,577
Surgery Partners, Inc.†	235	7,010
Tenet Healthcare Corp.†	214	22,494

		211,622

Home Builders — 0.4%
Century Communities, Inc.	183	17,660
Forestar Group, Inc.†	380	15,272
Green Brick Partners, Inc.†	286	17,226
Installed Building Products, Inc.	44	11,384
KB Home	251	17,791
Landsea Homes Corp.†	964	14,007
M/I Homes, Inc.†	137	18,672
Meritage Homes Corp.	205	35,969
Taylor Morrison Home Corp.†	867	53,901
Tri Pointe Homes, Inc.†	715	27,642

		229,524

Home Furnishings — 0.2%
MillerKnoll, Inc.	1,814	44,915
Sonos, Inc.†	2,295	43,743
Xperi, Inc.†	1,525	18,391

		107,049

Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	169	6,239
Quanex Building Products Corp.	297	11,414

		17,653

Insurance — 0.3%
BRP Group, Inc., Class A†	129	3,733
Essent Group, Ltd.	846	50,346
Jackson Financial, Inc., Class A	521	34,459
NMI Holdings, Inc., Class A†	1,083	35,024

Security Description	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Palomar Holdings, Inc.†	241	$20,203
RLI Corp.	175	25,982
Skyward Specialty Insurance Group, Inc.†	102	3,816

		173,563

Internet — 14.6%
Beyond, Inc.†	215	7,721
Airbnb, Inc., Class A†	7,133	1,176,660
Amazon.com, Inc.†	3,597	648,827
Blade Air Mobility, Inc.†	2,368	6,749
Cars.com, Inc.†	461	7,920
Chewy, Inc., Class A†	8,309	132,196
Couchbase, Inc.†	1,328	34,940
DoorDash, Inc., Class A†	16,918	2,329,947
Magnite, Inc.†	1,447	15,555
MercadoLibre, Inc.†	415	627,463
Meta Platforms, Inc., Class A	256	124,309
Open Lending Corp.†	2,228	13,947
Opendoor Technologies, Inc.†	3,706	11,229
OptimizeRx Corp.†	476	5,783
Perficient, Inc.†	212	11,933
Q2 Holdings, Inc.†	304	15,978
QuinStreet, Inc.†	734	12,962
Shopify, Inc., Class A†	23,258	1,794,820
Shutterstock, Inc.	359	16,446
Squarespace, Inc., Class A†	550	20,042
Uber Technologies, Inc.†	24,143	1,858,770
Yelp, Inc.†	845	33,293

		8,907,490

Investment Companies — 0.0%
Cannae Holdings, Inc.†	287	6,383

Iron/Steel — 0.1%
ATI, Inc.†	138	7,062
Commercial Metals Co.	1,200	70,524
Radius Recycling, Inc., Class A	94	1,986

		79,572

Leisure Time — 0.1%
Acushnet Holdings Corp.	527	34,756

Lodging — 0.1%
Boyd Gaming Corp.	334	22,485
Hilton Grand Vacations, Inc.†	684	32,292

		54,777

Machinery-Construction & Mining — 0.1%
Argan, Inc.	357	18,043
Bloom Energy Corp., Class A†	401	4,507
Terex Corp.	110	7,084

		29,634

Machinery-Diversified — 0.1%
Applied Industrial Technologies, Inc.	38	7,507
Watts Water Technologies, Inc., Class A	314	66,741

		74,248

Media — 0.1%
Gray Television, Inc.	1,370	8,658
Liberty Latin America, Ltd., Class C†	2,729	19,076
Thryv Holdings, Inc.†	663	14,739

		42,473

Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	1,382	$74,531
Olympic Steel, Inc.	59	4,182
Ryerson Holding Corp.	209	7,002

		85,715

Mining — 0.1%
Constellium SE†	973	21,513
Hecla Mining Co.	3,094	14,882
Uranium Energy Corp.†	2,210	14,918

		51,313

Miscellaneous Manufacturing — 0.1%
Fabrinet†	314	59,352

Oil & Gas — 0.9%
California Resources Corp.	258	14,216
Chord Energy Corp.	294	52,403
Civitas Resources, Inc.	159	12,070
CNX Resources Corp.†	408	9,678
CVR Energy, Inc.	340	12,124
Delek US Holdings, Inc.	571	17,552
Gulfport Energy Corp.†	41	6,565
Helmerich & Payne, Inc.	99	4,164
Magnolia Oil & Gas Corp., Class A	367	9,524
Matador Resources Co.	962	64,233
Murphy Oil Corp.	1,000	45,700
Noble Corp. PLC	758	36,755
Ovintiv, Inc.	679	35,240
Patterson-UTI Energy, Inc.	3,365	40,178
PBF Energy, Inc., Class A	394	22,683
SM Energy Co.	1,570	78,264
Valaris, Ltd.†	304	22,879
Weatherford International PLC†	381	43,975

		528,203

Oil & Gas Services — 0.3%
DNOW, Inc.†	2,655	40,356
ChampionX Corp.	863	30,973
Liberty Energy, Inc.	2,195	45,480
Oceaneering International, Inc.†	1,188	27,799
Oil States International, Inc.†	1,139	7,016
Select Water Solutions, Inc.	898	8,289

		159,913

Packaging & Containers — 0.0%
Greif, Inc.,Class A	113	7,803
O-I Glass, Inc.†	834	13,836

		21,639

Pharmaceuticals — 0.5%
ACELYRIN, Inc.†	2,060	13,905
Alkermes PLC†	486	13,156
Amylyx Pharmaceuticals, Inc.†	1,549	4,399
BellRing Brands, Inc.†	783	46,220
Catalyst Pharmaceuticals, Inc.†	910	14,505
Enanta Pharmaceuticals, Inc.†	424	7,403
Kura Oncology, Inc.†	1,575	33,595
Longboard Pharmaceuticals, Inc.†	2,140	46,224
Madrigal Pharmaceuticals, Inc.†	144	38,454
Option Care Health, Inc.†	1,236	41,455
Prestige Consumer Healthcare, Inc.†	145	10,521
Protagonist Therapeutics, Inc.†	625	18,081
Sagimet Biosciences, Inc.†	4,821	26,130

Security Description	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
USANA Health Sciences, Inc.†	103	$4,996
Y-mAbs Therapeutics, Inc.†	29	472

		319,516

Pipelines — 0.0%
Equitrans Midstream Corp.	637	7,956

Real Estate — 0.0%
Anywhere Real Estate, Inc.†	685	4,233
Cushman & Wakefield PLC†	1,715	17,939

		22,172

REITS — 1.6%
Agree Realty Corp.	268	15,308
American Assets Trust, Inc.	384	8,413
American Tower Corp.	1,790	353,686
Apple Hospitality REIT, Inc.	889	14,562
Armada Hoffler Properties, Inc.	204	2,122
BrightSpire Capital, Inc.	2,728	18,796
CareTrust REIT, Inc.	384	9,358
City Office REIT, Inc.	465	2,423
Community Healthcare Trust, Inc.	465	12,346
COPT Defense Properties	1,491	36,038
DiamondRock Hospitality Co.	840	8,072
Easterly Government Properties, Inc.	353	4,063
Empire State Realty Trust, Inc., Class A	1,016	10,292
Essential Properties Realty Trust, Inc.	1,197	31,912
First Industrial Realty Trust, Inc.	158	8,301
Global Medical REIT, Inc.	197	1,724
Independence Realty Trust, Inc.	924	14,904
Innovative Industrial Properties, Inc.	173	17,912
InvenTrust Properties Corp.	614	15,786
Kimco Realty Corp.	187	3,667
Kite Realty Group Trust	989	21,442
KKR Real Estate Finance Trust, Inc.	223	2,243
Ladder Capital Corp.	2,742	30,518
Macerich Co.	1,244	21,434
MFA Financial, Inc.	898	10,246
Phillips Edison & Co., Inc.	473	16,967
Piedmont Office Realty Trust, Inc., Class A	492	3,459
Plymouth Industrial REIT, Inc.	836	18,810
PotlatchDeltic Corp.	648	30,469
Redwood Trust, Inc.	517	3,293
Retail Opportunity Investments Corp.	1,513	19,397
RLJ Lodging Trust	1,320	15,602
Ryman Hospitality Properties, Inc.	377	43,585
Sabra Health Care REIT, Inc.	1,933	28,550
SITE Centers Corp.	730	10,695
SL Green Realty Corp.	477	26,297
Terreno Realty Corp.	316	20,982
TPG RE Finance Trust, Inc.	251	1,938
UMH Properties, Inc.	458	7,438
Uniti Group, Inc.	992	5,853
Veris Residential, Inc.	308	4,685
Xenia Hotels & Resorts, Inc.	1,085	16,286

		949,874

Retail — 1.8%
Abercrombie & Fitch Co., Class A†	428	53,641
Academy Sports & Outdoors, Inc.	336	22,693
Asbury Automotive Group, Inc.†	187	44,091
Beacon Roofing Supply, Inc.†	427	41,855
BlueLinx Holdings, Inc.†	97	12,633

Security Description	Shares or Principal Amount	Value

Retail (continued)
Boot Barn Holdings, Inc.†	241	$22,931
Buckle, Inc.	403	16,229
Caleres, Inc.	160	6,565
Carvana Co.†	271	23,824
Cava Group, Inc.†	281	19,684
Dave & Buster’s Entertainment, Inc.†	558	34,931
EVgo, Inc.†	1,134	2,846
FirstCash Holdings, Inc.	112	14,285
Floor & Decor Holdings, Inc., Class A†	3,959	513,166
Freshpet, Inc.†	233	26,995
GMS, Inc.†	434	42,246
Group 1 Automotive, Inc.	113	33,022
Haverty Furniture Cos., Inc.	124	4,231
Kura Sushi USA, Inc., Class A†	110	12,668
ODP Corp.†	329	17,453
Patrick Industries, Inc.	157	18,757
Savers Value Village, Inc.†	804	15,501
Shake Shack, Inc.,Class A†	78	8,114
Signet Jewelers, Ltd.	406	40,628
Sweetgreen, Inc., Class A†	434	10,963
Urban Outfitters, Inc.†	722	31,349
Wingstop, Inc.	48	17,587

		1,108,888

Savings & Loans — 0.1%
Axos Financial, Inc.†	125	6,755
Banc of California, Inc.	2,379	36,185
Capitol Federal Financial, Inc.	470	2,801
Flushing Financial Corp.	118	1,488
OceanFirst Financial Corp.	1,762	28,914
WSFS Financial Corp.	133	6,004

		82,147

Semiconductors — 0.6%
ACM Research, Inc., Class A†	1,339	39,018
Axcelis Technologies, Inc.†	76	8,476
Cirrus Logic, Inc.†	114	10,552
Impinj, Inc.†	447	57,399
MACOM Technology Solutions Holdings, Inc.†	191	18,267
MaxLinear, Inc.†	1,924	35,921
Onto Innovation, Inc.†	118	21,367
Rambus, Inc.†	921	56,927
Semtech Corp.†	1,049	28,837
SMART Global Holdings, Inc.†	936	24,636
Ultra Clean Holdings, Inc.†	453	20,811
Veeco Instruments, Inc.†	1,301	45,756

		367,967

Software — 12.9%
Asana, Inc.,Class A†	1,118	17,318
AvePoint, Inc.†	5,410	42,847
BILL Holdings, Inc.†	6,098	419,054
BlackLine, Inc.†	401	25,897
Box, Inc., Class A†	1,743	49,362
Braze, Inc.†	436	19,315
C3.ai, Inc., Class A†	216	5,847
Cloudflare, Inc., Class A†	22,904	2,217,794
CommVault Systems, Inc.†	457	46,353
Domo, Inc., Class B†	2,068	18,447
Donnelley Financial Solutions, Inc.†	951	58,971
Duolingo, Inc.†	173	38,160
Envestnet, Inc.†	421	24,380
Health Catalyst, Inc.†	3,569	26,875
MicroStrategy, Inc., Class A†	634	1,080,691

Security Description	Shares or Principal Amount	Value

COMMON STOCKS (continued)
Software (continued)
Oddity Tech, Ltd., Class A†	1,065	$46,274
Procore Technologies, Inc.†	4,586	376,832
ROBLOX Corp., Class A†	27,532	1,051,172
Snowflake, Inc., Class A†	8,952	1,446,643
Sprout Social, Inc., Class A†	253	15,107
SPS Commerce, Inc.†	81	14,977
Veeva Systems, Inc., Class A†	1,952	452,259
Veradigm, Inc.†	1,312	10,102
Workiva, Inc.†	441	37,397
ZoomInfo Technologies, Inc.†	22,474	360,258
Zuora, Inc., Class A†	691	6,302

		7,908,634

Telecommunications — 0.1%
Aviat Networks, Inc.†	376	14,416
Extreme Networks, Inc.†	426	4,916
Gogo, Inc.†	454	3,986
Iridium Communications, Inc.	183	4,787
Ooma, Inc.†	1,625	13,861
Telephone & Data Systems, Inc.	186	2,980

		44,946

Toys/Games/Hobbies — 0.0%
JAKKS Pacific, Inc.†	149	3,680

Transportation — 0.9%
ArcBest Corp.	368	52,440
Dorian LPG, Ltd.	357	13,730
Eagle Bulk Shipping, Inc.	95	5,935
Forward Air Corp.	85	2,644
Hub Group, Inc., Class A	1,086	46,937
Matson, Inc.	278	31,247
Radiant Logistics, Inc.†	1,337	7,246
Safe Bulkers, Inc.	1,104	5,476
Teekay Tankers, Ltd., Class A	343	20,035
Union Pacific Corp.	1,534	377,257

		562,947

Water — 0.0%
American States Water Co.	295	21,311

Total Common Stocks (cost $26,424,277)		35,000,755

CORPORATE BONDS & NOTES — 13.2%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$5,000	4,387
4.88%, 01/15/2029	35,000	33,725

		38,112

Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	5,000	4,906
5.15%, 05/01/2030	20,000	19,350
5.93%, 05/01/2060	22,000	20,626
L3Harris Technologies, Inc.
5.05%, 06/01/2029	15,000	14,952
5.35%, 06/01/2034	20,000	20,000
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	11,756

		91,590

Security Description	Shares or Principal Amount	Value

Agriculture — 0.2%
BAT Capital Corp.
5.83%, 02/20/2031	$35,000	$35,300
Philip Morris International, Inc.
5.13%, 02/15/2030	40,000	40,000
5.13%, 02/13/2031	10,000	9,934
5.38%, 02/15/2033	30,000	30,247
5.63%, 09/07/2033	20,000	20,453

		135,934

Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	29,209
Tapestry, Inc.
7.05%, 11/27/2025	10,000	10,206
7.35%, 11/27/2028	15,000	15,805
7.70%, 11/27/2030	5,000	5,332
William Carter Co.
5.63%, 03/15/2027*	90,000	89,389

		149,941

Banks — 2.5%
Bank of America Corp.
1.90%, 07/23/2031	25,000	20,518
1.92%, 10/24/2031	25,000	20,370
2.30%, 07/21/2032	5,000	4,092
2.57%, 10/20/2032	55,000	45,629
2.59%, 04/29/2031	55,000	47,418
2.69%, 04/22/2032	70,000	59,251
5.20%, 04/25/2029	5,000	5,005
5.47%, 01/23/2035	10,000	10,065
5.93%, 09/15/2027	35,000	35,469
Bank of New York Mellon Corp.
4.98%, 03/14/2030	10,000	10,009
5.19%, 03/14/2035	15,000	14,931
6.32%, 10/25/2029	35,000	36,933
Citigroup, Inc.
1.28%, 11/03/2025	35,000	34,047
5.17%, 02/13/2030	35,000	34,837
Citizens Financial Group, Inc.
5.84%, 01/23/2030	30,000	29,957
Deutsche Bank AG
2.13%, 11/24/2026	150,000	141,452
Fifth Third Bancorp
5.63%, 01/29/2032	5,000	5,005
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	55,000	46,159
3.81%, 04/23/2029	50,000	47,399
4.02%, 10/31/2038	10,000	8,611
HSBC Holdings PLC
5.21%, 08/11/2028	200,000	199,422
Huntington Bancshares, Inc.
6.21%, 08/21/2029	5,000	5,118
JPMorgan Chase & Co.
2.58%, 04/22/2032	15,000	12,682
3.51%, 01/23/2029	27,000	25,540
3.70%, 05/06/2030	35,000	32,791
4.01%, 04/23/2029	35,000	33,548
5.30%, 07/24/2029	25,000	25,186
5.34%, 01/23/2035	40,000	40,156
6.07%, 10/22/2027	15,000	15,305
M&T Bank Corp.
5.05%, 01/27/2034	50,000	46,484
7.41%, 10/30/2029	50,000	52,733

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032	$5,000	$3,997
2.24%, 07/21/2032	25,000	20,422
2.48%, 01/21/2028	5,000	4,651
2.70%, 01/22/2031	10,000	8,737
4.21%, 04/20/2028	30,000	29,152
4.43%, 01/23/2030	10,000	9,684
5.16%, 04/20/2029	30,000	29,976
5.45%, 07/20/2029	5,000	5,044
6.41%, 11/01/2029	30,000	31,457
Morgan Stanley VRS
3.59%, 07/22/2028(2)	15,000	14,252
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	10,000	10,091
6.04%, 10/28/2033	10,000	10,339
Wells Fargo & Co.
2.57%, 02/11/2031	20,000	17,240
3.00%, 10/23/2026	27,000	25,559
3.35%, 03/02/2033	25,000	21,691
4.90%, 07/25/2033	25,000	24,091
5.39%, 04/24/2034	10,000	9,938
5.50%, 01/23/2035	15,000	15,035
5.57%, 07/25/2029	70,000	70,830
6.49%, 10/23/2034	15,000	16,089

		1,524,397

Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2030	5,000	5,076
5.25%, 03/02/2033	45,000	45,379
Royalty Pharma PLC
1.20%, 09/02/2025	10,000	9,412
2.15%, 09/02/2031	25,000	20,149
2.20%, 09/02/2030	5,000	4,154
3.55%, 09/02/2050	10,000	6,889

		91,059

Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	52,480
Standard Industries, Inc.
4.38%, 07/15/2030*	50,000	44,927

		97,407

Chemicals — 0.1%
Celanese US Holdings LLC
6.17%, 07/15/2027	25,000	25,463
6.33%, 07/15/2029	15,000	15,554
6.55%, 11/15/2030	20,000	21,037
Eastman Chemical Co.
5.63%, 02/20/2034	15,000	15,083
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,369

		81,506

Commercial Services — 0.3%
ERAC USA Finance LLC
5.00%, 02/15/2029*	5,000	5,009
Gartner, Inc.
4.50%, 07/01/2028*	25,000	23,815
Howard University
2.80%, 10/01/2030	5,000	4,368
2.90%, 10/01/2031	40,000	34,438

Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Service Corp. International
3.38%, 08/15/2030	$65,000	$56,293
5.13%, 06/01/2029	51,000	49,625

		173,548

Computers — 0.1%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	55,000	51,521

Distribution/Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/2028	10,000	10,177

Diversified Financial Services — 0.3%
Capital One Financial Corp.
1.88%, 11/02/2027	85,000	77,763
3.27%, 03/01/2030	15,000	13,513
5.25%, 07/26/2030	8,000	7,873
5.47%, 02/01/2029	5,000	4,984
6.31%, 06/08/2029	15,000	15,421
7.62%, 10/30/2031	20,000	22,090
Discover Financial Services
7.96%, 11/02/2034	10,000	11,327
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	5,000	5,079
6.50%, 03/26/2031*	5,000	5,089

		163,139

Electric — 2.2%
AES Corp.
3.30%, 07/15/2025*	8,000	7,750
Alabama Power Co.
3.45%, 10/01/2049	30,000	22,175
4.15%, 08/15/2044	10,000	8,437
Ameren Corp.
5.00%, 01/15/2029	40,000	39,781
Arizona Public Service Co.
5.55%, 08/01/2033	10,000	10,113
6.35%, 12/15/2032	15,000	16,008
Berkshire Hathaway Energy Co.
1.65%, 05/15/2031	10,000	8,007
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,341
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	15,000	10,318
5.50%, 03/15/2034	5,000	5,165
Dominion Energy, Inc.
3.38%, 04/01/2030	15,000	13,632
5.38%, 11/15/2032	55,000	55,312
6.30%, 03/15/2033	5,000	5,267
Duke Energy Carolinas LLC
2.55%, 04/15/2031	20,000	17,268
4.25%, 12/15/2041	10,000	8,610
Duke Energy Corp.
2.55%, 06/15/2031	55,000	46,311
4.50%, 08/15/2032	20,000	18,959
4.85%, 01/05/2029	25,000	24,764
5.00%, 08/15/2052	5,000	4,526
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	15,843
Duke Energy Ohio, Inc.
5.55%, 03/15/2054	10,000	9,974
Duke Energy Progress LLC
3.70%, 10/15/2046	10,000	7,681
4.00%, 04/01/2052	10,000	7,935

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Electric (continued)
4.38%, 03/30/2044	$15,000	$12,870
Edison International
4.13%, 03/15/2028	5,000	4,797
5.25%, 11/15/2028	5,000	4,982
6.95%, 11/15/2029	40,000	42,853
Emera, Inc.
6.75%, 06/15/2076	10,000	9,876
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,261
Evergy, Inc.
2.45%, 09/15/2024	25,000	24,610
2.90%, 09/15/2029	9,000	8,039
Eversource Energy
3.38%, 03/01/2032	11,000	9,571
5.13%, 05/15/2033	25,000	24,496
5.50%, 01/01/2034	10,000	10,001
5.95%, 02/01/2029	20,000	20,637
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029*	8,000	7,430
Georgia Power Co.
4.70%, 05/15/2032	5,000	4,885
5.25%, 03/15/2034	10,000	10,101
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,994
Monongahela Power Co.
5.85%, 02/15/2034*	10,000	10,270
National Grid PLC
5.60%, 06/12/2028	5,000	5,093
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033	15,000	15,607
Nextera Energy Capital Holdings, Inc.
2.25%, 06/01/2030	20,000	17,029
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	15,000	13,735
4.63%, 07/15/2027	19,000	18,735
Niagara Mohawk Power Corp.
5.29%, 01/17/2034*	25,000	24,602
Oglethorpe Power Corp.
4.50%, 04/01/2047	15,000	12,479
Ohio Edison Co.
5.50%, 01/15/2033*	10,000	9,977
Oncor Electric Delivery Co. LLC
5.65%, 11/15/2033	15,000	15,603
Pacific Gas & Electric Co.
2.50%, 02/01/2031	15,000	12,474
4.40%, 03/01/2032	10,000	9,212
4.55%, 07/01/2030	35,000	33,268
5.25%, 03/01/2052	2,000	1,785
5.45%, 06/15/2027	10,000	10,029
5.90%, 06/15/2032	35,000	35,598
6.10%, 01/15/2029	15,000	15,457
6.15%, 01/15/2033	25,000	25,769
6.40%, 06/15/2033	50,000	52,647
Public Service Electric & Gas Co.
5.45%, 03/01/2054	10,000	10,312
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	5,000	5,004
5.45%, 04/01/2034	5,000	5,009
6.13%, 10/15/2033	20,000	20,995
Puget Energy, Inc.
2.38%, 06/15/2028	20,000	17,837
4.10%, 06/15/2030	32,000	29,207

Security Description	Shares or Principal Amount	Value

Electric (continued)
4.22%, 03/15/2032	$8,000	$7,255
Sempra
3.70%, 04/01/2029	7,000	6,544
5.40%, 08/01/2026	20,000	20,058
Southern California Edison Co.
2.25%, 06/01/2030	5,000	4,249
5.15%, 06/01/2029	15,000	15,062
5.20%, 06/01/2034	25,000	24,749
5.75%, 04/15/2054	10,000	10,143
5.88%, 12/01/2053	15,000	15,459
5.95%, 11/01/2032	5,000	5,243
Southern Co.
3.25%, 07/01/2026	45,000	43,246
5.20%, 06/15/2033	10,000	9,992
Southwestern Electric Power Co.
5.30%, 04/01/2033	40,000	39,517
Virginia Electric & Power Co.
2.45%, 12/15/2050	5,000	2,936
5.00%, 04/01/2033	20,000	19,730
5.00%, 01/15/2034	25,000	24,547
5.35%, 01/15/2054	5,000	4,901
Wisconsin Power & Light Co.
5.38%, 03/30/2034	10,000	10,066
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,518
4.60%, 06/01/2032	9,000	8,463

		1,342,991

Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,755

Engineering & Construction — 0.2%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	131,636

Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	7,000	6,016
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	57,589

		63,605

Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	77,600
Veralto Corp.
5.35%, 09/18/2028*	20,000	20,260

		97,860

Food — 0.1%
Conagra Brands, Inc.
4.85%, 11/01/2028	18,000	17,786
Tyson Foods, Inc.
5.40%, 03/15/2029	20,000	20,179
5.70%, 03/15/2034	10,000	10,132

		48,097

Gas — 0.3%
Boston Gas Co.
3.76%, 03/16/2032*	5,000	4,393
Brooklyn Union Gas Co.
6.39%, 09/15/2033*	20,000	20,660
KeySpan Gas East Corp.
5.99%, 03/06/2033*	20,000	20,269

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Gas (continued)
NiSource, Inc.
3.49%, 05/15/2027	$35,000	$33,384
3.60%, 05/01/2030	15,000	13,816
5.25%, 03/30/2028	25,000	25,172
5.35%, 04/01/2034	15,000	14,919
Southern California Gas Co.
5.20%, 06/01/2033	20,000	20,021
5.60%, 04/01/2054	32,000	32,020
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	5,000	5,176

		189,830

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/2028*	50,000	50,688
6.30%, 02/15/2030*	10,000	10,237

		60,925

Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	47,381
Hologic, Inc.
4.63%, 02/01/2028*	44,000	42,360
Smith & Nephew PLC
5.40%, 03/20/2034	10,000	9,951
Solventum Corp.
5.40%, 03/01/2029*	25,000	25,050

		124,742

Healthcare-Services — 0.4%
Centene Corp.
2.45%, 07/15/2028	15,000	13,301
4.63%, 12/15/2029	75,000	71,203
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,586
HCA, Inc.
3.38%, 03/15/2029	25,000	22,925
5.60%, 04/01/2034	20,000	20,138
Humana, Inc.
5.38%, 04/15/2031	25,000	25,013
5.75%, 12/01/2028	5,000	5,124
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,690
3.00%, 06/01/2051	17,000	11,778
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,358
3.50%, 08/15/2039	15,000	12,356
4.95%, 05/15/2062	5,000	4,669
5.38%, 04/15/2054	20,000	20,341
5.88%, 02/15/2053	5,000	5,410
6.05%, 02/15/2063	5,000	5,498

		233,390

Home Builders — 0.1%
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	5,000	4,775
5.75%, 01/15/2028*	42,000	41,706

		46,481

Insurance — 0.4%
Aon Corp./Aon Global Holdings PLC
5.35%, 02/28/2033	10,000	10,054

Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon North America, Inc.
5.45%, 03/01/2034	$25,000	$25,289
Athene Global Funding
2.65%, 10/04/2031*	50,000	40,795
2.72%, 01/07/2029*	29,000	25,553
Athene Holding, Ltd.
5.88%, 01/15/2034	15,000	15,030
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	78,000	68,681
Marsh & McLennan Cos., Inc.
4.75%, 03/15/2039	10,000	9,488
Principal Life Global Funding II
5.10%, 01/25/2029*	20,000	19,946
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,940

		234,776

Internet — 0.2%
Gen Digital, Inc.
5.00%, 04/15/2025*	35,000	34,789
6.75%, 09/30/2027*	30,000	30,429
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	75,304

		140,522

Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	68,831
New Mountain Finance Corp.
6.88%, 02/01/2029	10,000	9,895

		78,726

Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	10,000	10,045
5.80%, 03/21/2034	20,000	20,249
Ingersoll Rand, Inc.
5.70%, 08/14/2033	5,000	5,129
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,983
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	5,000	5,065

		62,471

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,663
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	5,000	4,254
2.80%, 04/01/2031	10,000	8,194
3.50%, 03/01/2042	20,000	13,345
3.70%, 04/01/2051	10,000	6,184
3.85%, 04/01/2061	10,000	5,933
3.90%, 06/01/2052	29,000	18,443
4.20%, 03/15/2028	5,000	4,713
4.80%, 03/01/2050	25,000	18,505
5.13%, 07/01/2049	5,000	3,874
5.75%, 04/01/2048	20,000	16,842
Comcast Corp.
2.89%, 11/01/2051	17,000	11,035
2.99%, 11/01/2063	3,000	1,842
3.20%, 07/15/2036	5,000	4,107
3.25%, 11/01/2039	23,000	18,025

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Media (continued)
7.05%, 03/15/2033	$5,000	$5,664
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,600
Discovery Communications LLC
3.63%, 05/15/2030	10,000	8,944
3.90%, 11/15/2024	30,000	29,642
4.00%, 09/15/2055	23,000	15,741
5.20%, 09/20/2047	10,000	8,402
5.30%, 05/15/2049	15,000	12,602
Paramount Global
4.38%, 03/15/2043	20,000	13,573
5.25%, 04/01/2044	15,000	11,154
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	20,000	18,297
4.13%, 07/01/2030*	40,000	34,967
Time Warner Cable LLC
4.50%, 09/15/2042	30,000	22,194
5.88%, 11/15/2040	25,000	21,656

		413,395

Mining — 0.2%
Glencore Funding LLC
5.37%, 04/04/2029*	20,000	20,040
5.63%, 04/04/2034*	30,000	30,080
6.38%, 10/06/2030*	25,000	26,383
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	15,000	16,126

		92,629

Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,000	2,003
4.81%, 02/13/2033	35,000	34,542
4.89%, 09/11/2033	10,000	9,930
4.99%, 04/10/2034	20,000	19,974
BP Capital Markets PLC
6.45%, 12/01/2033(3)	25,000	25,890
Cenovus Energy, Inc.
2.65%, 01/15/2032	5,000	4,147
ConocoPhillips Co.
4.03%, 03/15/2062	15,000	11,887
5.05%, 09/15/2033	20,000	20,181
5.55%, 03/15/2054	10,000	10,306
5.70%, 09/15/2063	15,000	15,722
Diamondback Energy, Inc.
6.25%, 03/15/2033	10,000	10,661
Ecopetrol SA
4.63%, 11/02/2031	27,000	22,462
4.63%, 11/02/2031	5,000	4,160
8.38%, 01/19/2036	40,000	40,377
8.63%, 01/19/2029	20,000	21,199
Energean Israel Finance, Ltd.
5.88%, 03/30/2031*	30,000	26,280
8.50%, 09/30/2033*	5,000	4,943
Equinor ASA
3.63%, 04/06/2040	20,000	16,663
Hess Corp.
7.13%, 03/15/2033	22,000	24,898
7.30%, 08/15/2031	15,000	16,974
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	48,194

Security Description	Shares or Principal Amount	Value

Oil &Gas (continued)
Ovintiv, Inc.
7.38%, 11/01/2031	$40,000	$43,828
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	5,000	4,892
7.15%, 10/01/2033	10,000	10,751
Phillips 66 Co.
5.30%, 06/30/2033	20,000	20,124
Shell International Finance BV
2.88%, 11/26/2041	15,000	11,140
3.00%, 11/26/2051	3,000	2,048
3.25%, 04/06/2050	13,000	9,437
Viper Energy, Inc.
5.38%, 11/01/2027*	33,000	32,300

		525,913

Packaging & Containers — 0.2%
Ball Corp.
6.00%, 06/15/2029	80,000	80,760
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	43,452

		124,212

Pharmaceuticals — 0.1%
AbbVie, Inc.
4.95%, 03/15/2031	10,000	10,071
5.40%, 03/15/2054	5,000	5,146
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	10,000	10,153
5.55%, 02/22/2054	10,000	10,284
Cigna Group
5.00%, 05/15/2029	30,000	30,043
CVS Health Corp.
2.70%, 08/21/2040	15,000	10,414
4.13%, 04/01/2040	5,000	4,212

		80,323

Pipelines — 0.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	10,000	9,518
Cheniere Energy, Inc.
5.65%, 04/15/2034*	15,000	15,107
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/2034*	5,000	4,967
6.04%, 08/15/2028*	20,000	20,436
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	10,000	10,260
6.04%, 11/15/2033*	20,000	20,721
6.54%, 11/15/2053*	15,000	16,251
Enbridge, Inc.
5.70%, 03/08/2033	37,000	37,894
Energy Transfer LP
6.05%, 12/01/2026	15,000	15,296
6.40%, 12/01/2030	60,000	63,334
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	28,847
ONEOK, Inc.
3.40%, 09/01/2029	5,000	4,606
6.10%, 11/15/2032	15,000	15,715
Targa Resources Corp.
6.13%, 03/15/2033	5,000	5,216
6.15%, 03/01/2029	20,000	20,844
6.50%, 02/15/2053	3,000	3,215

Security Description	Shares or Principal Amount	Value

CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Midstream Operating LP
4.75%, 08/15/2028	$25,000	$24,318
6.15%, 04/01/2033	15,000	15,380

		331,925

REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,672
2.40%, 03/15/2025	10,000	9,694
2.70%, 04/15/2031	5,000	4,233
3.80%, 08/15/2029	5,000	4,666
Crown Castle, Inc.
2.90%, 03/15/2027	15,000	14,030
4.30%, 02/15/2029	5,000	4,793
4.80%, 09/01/2028	25,000	24,512
5.00%, 01/11/2028	20,000	19,790
5.60%, 06/01/2029	15,000	15,201
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	18,000	17,699
5.75%, 06/01/2028	15,000	15,011
SBA Tower Trust
2.84%, 01/15/2050*	40,000	39,041
VICI Properties LP
4.95%, 02/15/2030	39,000	37,715

		220,057

Retail — 0.2%
AutoZone, Inc.
4.75%, 08/01/2032	14,000	13,582
6.55%, 11/01/2033	10,000	10,946
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	47,061
5.63%, 01/01/2030*	45,000	42,762
O’Reilly Automotive, Inc.
4.70%, 06/15/2032	26,000	25,409

		139,760

Semiconductors — 0.1%
Intel Corp.
3.05%, 08/12/2051	10,000	6,741
5.15%, 02/21/2034	10,000	10,023
5.70%, 02/10/2053	2,000	2,067
5.90%, 02/10/2063	7,000	7,427
Marvell Technology, Inc.
2.45%, 04/15/2028	20,000	18,033
NXP BV/NXP Funding LLC
5.35%, 03/01/2026	8,000	8,002
5.55%, 12/01/2028	10,000	10,153
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	5,000	4,725
Qorvo, Inc.
3.38%, 04/01/2031*	20,000	17,200

		84,371

Software — 0.6%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	64,000	60,480
Constellation Software, Inc.
5.46%, 02/16/2034*	5,000	5,033
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	56,043
MSCI, Inc.
3.63%, 11/01/2031*	20,000	17,357

Security Description	Shares or Principal Amount	Value

Software (continued)
Open Text Corp.
3.88%, 12/01/2029*	$65,000	$57,915
6.90%, 12/01/2027*	30,000	31,020
Oracle Corp.
2.30%, 03/25/2028	33,000	29,796
3.60%, 04/01/2040	6,000	4,730
3.85%, 04/01/2060	57,000	40,568
4.10%, 03/25/2061	2,000	1,502
4.90%, 02/06/2033	15,000	14,686
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	58,665

		377,795

Telecommunications — 0.2%
AT&T, Inc.
2.55%, 12/01/2033	5,000	4,005
3.55%, 09/15/2055	4,000	2,797
3.65%, 09/15/2059	2,000	1,392
3.80%, 12/01/2057	25,000	18,101
4.50%, 05/15/2035	5,000	4,670
Cisco Systems, Inc.
4.95%, 02/26/2031	15,000	15,132
5.35%, 02/26/2064	10,000	10,249
Nokia Oyj
6.63%, 05/15/2039	20,000	19,491
T-Mobile USA, Inc.
2.05%, 02/15/2028	33,000	29,568
2.40%, 03/15/2029	5,000	4,431
5.05%, 07/15/2033	10,000	9,891
5.75%, 01/15/2034	10,000	10,414

		130,141

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	29,469
5.35%, 03/30/2029*	5,000	5,003
5.75%, 05/24/2026*	20,000	20,145
6.05%, 08/01/2028*	5,000	5,144

		59,761

Total Corporate Bonds & Notes (cost $8,356,727)		8,064,420

ASSET BACKED SECURITIES — 3.6%
Auto Loan Receivables — 1.1%
American Credit Acceptance Receivables Trust
Series 2023-3, Class B 6.09%, 11/12/2027*	20,000	20,052
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	28,469	28,423
ARI Fleet Lease Trust
Series 2023-A, Class A2 5.41%, 02/17/2032*	78,970	78,783
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B 5.43%, 08/15/2028	15,000	14,987
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	77,306	77,389
Citizens Auto Receivables Trust
Series 2024-1, Class A4 5.03%, 10/15/2030*	15,000	14,946

Security Description	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-1A, Class B 5.19%, 10/16/2028*	$15,000	$14,907
Series 2023-2A, Class B 5.41%, 02/15/2029*	15,000	14,919
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	11,640	11,575
Series 2020-1A, Class D 2.73%, 12/15/2025*	5,471	5,419
Series 2023-1A, Class B 5.72%, 04/15/2027	20,000	19,974
Series 2022-6A, Class B 6.03%, 08/16/2027	9,000	9,005
Series 2023-3A, Class B 6.11%, 09/15/2027	8,000	8,021
Flagship Credit Auto Trust
Series 2023-1, Class B 5.05%, 01/18/2028*	10,000	9,897
Series 2023-2, Class B 5.21%, 05/15/2028*	19,000	18,766
Series 2023-3, Class B 5.64%, 07/16/2029*	19,000	19,026
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B 5.16%, 08/16/2029	5,000	4,991
OneMain Direct Auto Receivables Trust
Series 2023-1A, Class A 5.41%, 11/14/2029*	100,000	100,103
Prestige Auto Receivables Trust
Series 2022-1A, Class B 6.55%, 07/17/2028*	30,000	30,118
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.98%, 02/15/2028	15,000	14,897
Series 2023-3, Class B 5.61%, 07/17/2028	25,000	25,057
Series 2023-4, Class B 5.77%, 12/15/2028	30,000	30,209
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	10,000	9,977
SFS Auto Receivables Securitization Trust
Series 2023-1A,Class B 5.71%, 01/22/2030*	15,000	15,153
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	20,242	20,034
Series 2023-1A, Class B 5.41%, 01/18/2028*	10,000	9,974
World Omni Auto Receivables Trust
Series 2023-A, Class B 5.03%, 05/15/2029	15,000	14,908

		641,510

Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 7.02%, (TSFR1M+1.69%), 10/25/2034	2,057	2,014

Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 5.54%, (TSFR1M+0.21%), 02/25/2037	$24,631	$11,520
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 5.94%, (TSFR1M+0.61%), 11/25/2036	117,025	110,215

		123,749

Other Asset Backed Securities — 2.3%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(4)	41,300	40,083
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(4)	41,411	40,344
Aligned Data Centers Issuer LLC
Series 2023-1A, Class A2 6.00%, 08/17/2048*	40,000	39,990
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 6.70%, (TSFR3M+1.39%), 04/19/2034*	100,000	99,845
CNH Equipment Trust
Series 2023-A, Class A4 4.77%, 10/15/2030	10,000	9,907
DLLAA LLC
Series 2023-1A,Class A3 5.64%, 02/22/2028*	15,000	15,148
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	48,625	43,248
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	47,375	46,086
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	99,390	96,137
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	89,122	89,485
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(4)	48,128	46,894
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(4)	55,910	54,336
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5,Class A2A 5.57%, (TSFR1M+0.24%), 05/25/2037	44,508	32,941
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	40,000	39,860
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	23,306
Taco Bell Funding LLC
Series 2021-1A,Class A2II 2.29%, 08/25/2051*	102,180	88,738
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(4)	43,248	41,839
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 6.71%, (TSFR3M+1.39%), 04/15/2034*	100,000	99,997

Security Description	Shares or Principal Amount	Value

ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(4)	$53,019	$51,046
VOLT CIII LLC
Series 2021-CF1,Class A1 1.99%, 08/25/2051*(4)	51,445	49,497
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(4)	41,068	40,128
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(4)	44,301	43,444
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.75%, (TSFR3M+1.43%), 07/20/2032*	249,623	249,374
Wendy’s Funding LLC
Series 2018-1A,Class A2II 3.88%, 03/15/2048*	46,872	44,229

		1,425,902

Total Asset Backed Securities (cost $2,171,000)		2,191,161

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Commercial and Residential — 4.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	105,975
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	19,612	16,530
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	11,378	10,411
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	19,351	15,988
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	35,363	29,719
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	24,869	20,215
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	18,105	16,577
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	85,460
BANK VRS
Series 2017-BNK8, Class XA 0.71%, 11/15/2050(2)(5)	810,173	16,883
Series 2020-BN26, Class XA 1.21%, 03/15/2063(2)(5)	968,162	50,984
BBCMS Mtg.Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	20,000	20,573
BBCMS Mtg. Trust VRS
Series 2022-C18, Class A4 5.44%, 12/15/2055(2)	20,000	20,571
Series 2022-C18, Class A5 5.71%, 12/15/2055(2)	10,000	10,460
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 5.17%, 02/25/2036(2)	24,022	21,012
Benchmark Mtg. Trust VRS
Series 2018-B4,Class XA 0.46%, 07/15/2051(2)(5)	288,451	4,070

Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-B1, Class XA 0.52%, 01/15/2051(2)(5)	$127,474	$1,969
Series 2018-B8, Class XA 0.62%, 01/15/2052(2)(5)	897,618	19,811
Series 2019-B10, Class XA 1.19%, 03/15/2062(2)(5)	250,306	12,482
Series 2020-B22, Class XA 1.51%, 01/15/2054(2)(5)	148,897	11,475
Series 2020-B18, Class XA 1.78%, 07/15/2053(2)(5)	96,841	6,043
BX Trust FRS
Series 2024-PAT, Class B 8.29%, (TSFR1M+3.04%), 03/15/2026*	10,000	9,994
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 5.39%, (H15T1Y+2.4%), 03/25/2036	10,570	9,667
COLT Mtg. Loan Trust VRS
Series 2021-1,Class A1 0.91%, 06/25/2066*(2)	31,735	25,885
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	70,091	56,228
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	35,544	28,889
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	88,150
Series 2014-CR21, Class A3 3.53%, 12/10/2047	103,223	101,060
Series 2014-CR17, Class A5 3.98%, 05/10/2047	37,630	37,553
Connecticut Avenue Securities Trust FRS
Series 2024-R02, Class 1M2 7.12%, (SOFR30A+1.80%), 02/25/2044*	10,000	10,034
Series 2019-HRP1, Class M2 7.58%, (SOFR30A+2.26%), 11/25/2039*	4,828	4,863
Series 2024-R02, Class 1B1 7.82%, (SOFR30A+2.50%), 02/25/2044*	10,000	10,062
Series 2023-R06, Class 1M2 8.02%, (SOFR30A+2.70%), 07/25/2043*	35,000	36,220
Series 2021-R01, Class 1B1 8.42%, (SOFR30A+3.10%), 10/25/2041*	51,800	53,288
Series 2023-R05, Class 1M2 8.42%, (SOFR30A+3.10%), 06/25/2043*	17,000	17,852
Series 2022-R01, Class 1B1 8.47%, (SOFR30A+3.15%), 12/25/2041*	54,000	55,477
Series 2017-C01,Class 1M2 8.98%, (SOFR30A+3.66%), 07/25/2029	10,119	10,486
Series 2016-C07, Class 2M2 9.78%, (SOFR30A+4.46%), 05/25/2029	17,428	18,338
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	15,085	7,280
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.71%, 06/15/2057(2)(5)	816,656	3,252
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	60,518	48,549
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	46,735	38,177
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	40,044	34,629

Security Description	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	$75,711	$65,653
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	84,843	74,004
Series 2017-FHA1,Class A1 3.25%, 04/25/2047*(2)	21,793	19,629
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	108,006
Series 2016-C1, Class ASB 3.04%, 05/10/2049	25,997	25,362
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.70%, 09/15/2053(2)(5)	98,754	5,333
DC Trust VRS
Series 2024-HLTN,Class A 5.73%, 04/13/2028*(2)	10,000	10,020
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 6.74%, 05/25/2035(2)	15,502	13,917
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	28,921	24,235
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	49,976	41,431
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(2)	61,726	49,801
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	55,963	48,657
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	81,623
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	29,451
GS Mtg. Securities Corp. II VRS
Series 2024-70P, Class B 5.51%, 03/10/2041*(2)	100,000	99,113
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.31%, 07/10/2051(2)(5)	1,041,928	13,555
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 4.31%, 03/25/2047(2)	8,562	5,294
Series 2006-AR2, Class 3A1 5.89%, 04/25/2036(2)	2,823	1,710
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 5.98%, (TSFR1M+0.38%), 05/25/2035	12,087	10,990
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	73,986
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	17,018
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A2, Class A2 5.45%, 02/25/2035(2)	9,611	9,026
Series 2005-A1, Class 2A1 5.82%, 12/25/2034(2)	3,582	3,455
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	6,429	6,314

Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	$13,683	$13,345
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 0.95%, 12/15/2047(2)(5)	151,319	234
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.30%, 06/15/2050(2)(5)	88,884	2,260
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	17,159	6,142
MortgageIT Trust FRS
Series 2005-4, Class A1 6.00%, (TSFR1M+0.67%), 10/25/2035	13,943	13,491
New Residential Mtg. Loan Trust FRS
Series 2017-5A,Class A1 6.94%, (TSFR1M+1.61%), 06/25/2057*	16,986	16,987
New Residential Mtg. Loan Trust VRS
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	19,208	17,958
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	8,553	7,972
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	19,893	18,459
Series 2017-4A,Class A1 4.00%, 05/25/2057*(2)	18,398	17,358
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	65,564	54,154
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	3,621	3,188
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	38,632	32,782
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	76,627	65,716
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 5.61%, 10/25/2025*(4)	57,973	57,843
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(4)	56,305	54,457
SG Commercial Mtg. Securities Trust
Series 2020-COVE,Class A 2.63%, 03/15/2037*	85,000	77,675
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	45,613	36,585
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	27,346	23,844
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	50,128	40,655
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	88,523	75,290
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.58%, 12/10/2033*(2)	45,000	47,027

Security Description	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	$36,893	$31,815
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16,Class A5 3.82%, 08/15/2050	33,769	33,547
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 0.87%, 09/15/2057(2)(5)	521,888	5,155
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 6.37%, 10/25/2036(2)	5,848	5,107
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	69,190	68,965

		2,868,735

U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. 3.24%, 08/25/2027	68,000	65,005
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.48%, 01/25/2034(2)(5)	173,982	5,754
Series K064, Class X1 0.60%, 03/25/2027(2)(5)	287,242	4,221
Series K122, Class X1 0.88%, 11/25/2030(2)(5)	99,016	4,478
Series K121, Class X1 1.02%, 10/25/2030(2)(5)	110,149	5,632
Series K104, Class X1 1.12%, 01/25/2030(2)(5)	166,176	8,502
Series K114, Class X1 1.12%, 06/25/2030(2)(5)	203,567	11,309
Series K111, Class X1 1.57%, 05/25/2030(2)(5)	99,126	7,508
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	2,597	2,558
Series 3964, Class MD 2.00%, 01/15/2041	234	227
Series 5170, Class DP 2.00%, 07/25/2050	45,169	38,072
Series 4961, Class JB 2.50%, 12/15/2042	22,050	19,872
Series 3883, Class PB 3.00%, 05/15/2041	6,675	6,257
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	12,343	11,109
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA7, Class B1 8.97%, (SOFR30A+3.65%), 11/25/2041*	20,000	20,824
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Debt Notes FRS
Series 2023-DNA2, Class M1B 8.57%, (SOFR30A+3.25%), 04/25/2043*	15,000	15,722
Series 2022-HQA2, Class M1B 9.32%, (SOFR30A+4.00%), 07/25/2042*	20,000	21,261

Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA3, Class M1B 8.22%, (SOFR30A+2.90%), 04/25/2042*	$20,000	$20,676
Series 2021-HQA3, Class B1 8.67%, (SOFR30A+3.35%), 09/25/2041*	55,000	56,648
Series 2022-DNA4, Class M1B 8.67%, (SOFR30A+3.35%), 05/25/2042*	25,000	26,116
Series 2023-HQA2, Class M1B 8.67%, (SOFR30A+3.35%), 06/25/2043*	55,000	58,182
Series 2021-DNA6, Class B1 8.72%, (SOFR30A+3.40%), 10/25/2041*	55,000	56,908
Series 2023-HQA1, Class M1B 8.82%, (SOFR30A+3.50%), 05/25/2043*	50,000	52,756
Series 2022-HQA3, Class M1B 8.87%, (SOFR30A+3.55%), 08/25/2042*	10,000	10,490
Series 2022-DNA6,Class M1B 9.02%, (SOFR30A+3.70%), 09/25/2042*	20,000	21,199
Series 2022-DNA5, Class M1B 9.82%, (SOFR30A+4.50%), 06/25/2042*	35,000	37,848
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	12,423	11,282
Federal National Mtg. Assoc. REMIC
Series 2013-77, Class BP 1.70%, 06/25/2043	4,330	4,192
Series 2011-117, Class MA 2.00%, 08/25/2040	229	225
Series 2012-21, Class PQ 2.00%, 09/25/2041	4,086	3,738
Series 2012-18, Class GA 2.00%, 12/25/2041	7,263	6,589
Series 2016-11, Class GA 2.50%, 03/25/2046	10,355	9,341
Series 2019-54, Class KC 2.50%, 09/25/2049	38,847	35,172
Series 2015-48, Class QB 3.00%, 02/25/2043	7,637	7,320
Series 2016-38, Class NA 3.00%, 01/25/2046	6,033	5,487
Series 2017-16, Class PB 3.00%, 03/25/2047	30,000	25,018
Series 2017-34, Class JK 3.00%, 05/25/2047	3,913	3,744
Series 2019-45, Class PT 3.00%, 08/25/2049	15,707	13,962
Series 2012-52,Class PA 3.50%, 05/25/2042	6,244	5,889
Series 2017-26, Class CG 3.50%, 07/25/2044	5,380	5,222
Series 2018-23, Class LA 3.50%, 04/25/2048	14,688	13,633
Series 2019-14, Class CA 3.50%, 04/25/2049	16,195	15,253
Series 2017-35, Class AH 3.50%, 04/25/2053	6,240	6,086
Series 2017-84, Class KA 3.50%, 04/25/2053	7,573	7,310
Series 2018-70, Class HA 3.50%, 10/25/2056	10,847	10,402
Series 2019-12, Class HA 3.50%, 11/25/2057	15,635	14,670

Security Description	Shares or Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2017-49, Class JA 4.00%, 07/25/2053	$6,549	$6,400
Series 2022-90, Class AY 4.50%, 12/25/2041	70,000	66,116
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.16%, 06/25/2034(2)(5)	322,550	16,878
Government National Mtg. Assoc. REMIC
Series 2013-37, Class LG 2.00%, 01/20/2042	6,553	6,201
Series 2005-74, Class HB 7.50%, 09/16/2035	80	81
Series 2005-74, Class HC 7.50%, 09/16/2035	1,192	1,218

		890,563

Total Collateralized Mortgage Obligations (cost $4,223,491)		3,759,298

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.9%
U.S. Government — 6.7%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	302,264
1.38%, 08/15/2050	190,000	100,336
2.25%, 08/15/2046 to 02/15/2052	210,000	139,465
2.50%, 02/15/2045	90,000	65,809
2.88%, 08/15/2045	370,000	288,007
3.00%, 08/15/2052	340,000	264,098
3.13%, 08/15/2044	600,000	491,391
3.38%, 05/15/2044(6)(7)	1,015,000	866,120
3.63%, 08/15/2043 to 05/15/2053	460,000	407,259
United States Treasury Bonds TIPS
0.25%, 02/15/2050(8)	257,873	162,726
0.88%, 02/15/2047(8)	44,710	34,460
1.38%, 07/15/2033(8)	10,153	9,744
United States Treasury Notes
3.50%, 04/30/2030	385,000	369,961
4.00%, 02/15/2034	120,000	118,012
4.50%, 11/15/2033	115,000	117,552
United States Treasury Notes TIPS
0.25%, 07/15/2029(8)	313,433	288,994
1.75%, 01/15/2034(8)	85,269	84,176

		4,110,374

U.S. Government Agency — 16.2%
Federal Home Loan Mtg. Corp.
2.00%, 03/01/2051	330,737	262,222
2.50%, 01/01/2028 to 01/01/2052	446,303	369,462
3.00%, 08/01/2027	716	690
3.50%, 03/01/2042 to 09/01/2043	18,369	16,903
4.00%, 10/01/2043	9,485	8,998
4.50%, 01/01/2039 to 08/01/2052	175,600	167,222
5.00%, 05/01/2034 to 10/01/2052	550,227	537,402
5.50%, 07/01/2034 to 05/01/2037	2,552	2,608
6.00%, 08/01/2026	1,610	1,626
6.50%, 05/01/2029	271	278
Federal Home Loan Mtg. Corp.FRS 5.74%, (RFUCCT6M+1.49%), 02/01/2037	220	222
Federal National Mtg. Assoc.
2.00%, 04/01/2051 to 05/01/2051	989,201	787,222
2.50%, 02/01/2043 to 05/01/2051	221,647	186,214
2.97%, 06/01/2027	95,459	90,537
3.00%, 12/01/2027 to 06/01/2052	252,333	218,286

Security Description	Shares or Principal Amount		Value

U.S. Government Agency (continued)
3.50%, 08/01/2043		$50,914	$47,087
4.50%, 01/01/2039 to 12/01/2052		332,798	317,181
5.00%, 05/01/2035 to 09/01/2052		222,067	217,075
5.50%, 12/01/2029 to 06/01/2038		70,765	72,196
6.00%, 12/01/2033 to 11/01/2038		5,164	5,335
7.00%, 06/01/2037		3,262	3,382
Federal National Mtg. Assoc. FRS
5.63%, (RFUCCT1Y+1.57%), 05/01/2037		419	429
6.07%, (RFUCCT1Y+1.82%), 10/01/2040		430	443
Government National Mtg. Assoc.
2.00%, 12/20/2050		48,842	40,055
2.50%, 07/20/2051		347,810	296,475
3.00%, 04/20/2051 to 05/20/2051		248,038	219,250
3.00%, April 30 TBA		500,000	440,887
3.50%, April 30 TBA		600,000	545,926
4.00%, 07/15/2041 to 10/15/2041		13,381	12,708
4.00%, April 30 TBA		75,000	70,177
4.50%, 06/15/2041 to 09/20/2052		252,698	243,460
6.00%, 11/15/2028		3,467	3,502
7.00%, 07/15/2033		1,444	1,479
Uniform Mtg. Backed Securities
1.50%, April 15 TBA		175,000	151,538
2.00%, April 15 TBA		175,000	155,058
2.00%, April 30 TBA		200,000	158,198
4.00%, April 30 TBA		425,000	393,551
4.50%, April 30 TBA		420,000	399,933
5.00%, April 30 TBA		200,000	195,133
5.50%, April 30 TBA		755,000	751,252
6.00%, April 30 TBA		1,715,000	1,730,613
6.00%, May 30 TBA		735,000	741,548

			9,863,763

Total U.S. Government & Agency Obligations (cost $15,137,648)			13,974,137

FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Federative Republic of Brazil 10.00%, 01/01/2031	BRL	577,000	113,390
Government of Hungary 1.63%, 04/28/2032	EUR	80,000	70,524
Government of Macedonia 2.75%, 01/18/2025	EUR	100,000	105,673
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	47,776
2.75%, 04/14/2041	EUR	60,000	44,114
5.88%, 01/30/2029*		24,000	23,977
6.38%, 01/30/2034*		18,000	18,233
Republic of Indonesia 1.10%, 03/12/2033	EUR	100,000	85,457
Republic of Philippines 1.75%, 04/28/2041	EUR	100,000	75,625
United Mexican States
4.75%, 03/08/2044		66,000	54,933
6.05%, 01/11/2040		6,000	5,922

Total Foreign Government Obligations (cost $810,773)			645,624

MUNICIPAL SECURITIES — 0.6%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		15,000	14,075
6.32%, 11/01/2029		30,000	29,796

Security Description	Shares or Principal Amount	Value

MUNICIPAL SECURITIES (continued)
Chicago Transit Authority
Revenue Bonds 3.91%, 12/01/2040	$10,000	$8,633
County of Riverside, CA
Revenue Bonds 3.07%, 02/15/2028	70,000	66,259
Florida State Board of Administration Finance Corp.
Revenue Bonds 1.26%, 07/01/2025	65,000	61,969
Metropolitan Transportation Authority
Revenue Bonds 4.75%, 11/15/2045	30,000	30,879
Municipal Electric Authority of Georgia
Revenue Bonds 6.64%, 04/01/2057	10,000	11,519
New York Transportation Development Corp.
Revenue Bonds 4.25%, 09/01/2035	60,000	58,187
Philadelphia Authority for Industrial Development
Revenue Bonds 6.55%, 10/15/2028	65,000	69,792
State of California
General Obligation Bonds 7.30%, 10/01/2039	15,000	17,644
Texas Natural Gas Securitization Finance Corp.
Series 2023-1,Class A1 5.10%, 04/01/2035	30,000	30,262

Total Municipal Securities (cost $418,179)		399,015

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	10,000	10

PURCHASED OPTIONS† — 0.1%
Purchased Options - Calls — 0.1%
Over the Counter call option on the USD vs. CNY (Expiration Date: 01/06/2025; Strike Price CNY 7.69; Counterparty: Goldman Sachs International)	5,889,048	20,517
Over the Counter call option on the USD vs. CNY (Expiration Date: 03/25/2025; Strike Price CNY 7.78; Counterparty: JPMorgan Chase Bank, N.A.)	5,933,065	23,180
Over the Counter call option on the USD vs. CNY (Expiration Date: 05/24/2024; Strike Price: CNY 7.57; Counterparty: Standard Chartered Bank)	5,872,577	1,198
Over the Counter call option on the USD vs. CNY (Expiration Date: 08/12/2024; Strike Price: CNY 7.79; Counterparty: JPMorgan Chase Bank, N.A.)	5,629,971	2,123

Total Purchased Options (cost $95,624)		47,018

Total Long-Term Investment Securities (cost $57,637,719)		64,081,438

REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement	375,000	375,000

Security Description	Shares or Principal Amount	Value

Barclays Capital, Inc. Joint Repurchase Agreement	395,000	$395,000
BNP Paribas SA Joint Repurchase Agreement	375,000	375,000
Deutsche Bank AG Joint Repurchase Agreement	375,000	375,000
RBS Securities, Inc. Joint Repurchase Agreement	375,000	375,000

Total Repurchase Agreements (cost $1,895,000)		1,895,000

TOTAL INVESTMENTS (cost $59,532,719)(9)	107.9%	65,976,438
Other assets less liabilities	(7.9)	(4,841,170)

NET ASSETS	100.0%	$61,135,268

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At March 31, 2024, the aggregate value of these securities was $7,622,690 representing 12.5% of net assets.

(1)	Securities classified as Level 3.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“ steps-up” ) at a predetermined rate. The rate reflected is as of March 31, 2024.
(5)	Interest Only
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	Currently expected to dispose of all positions prior to Reorganization

CLO—Collateralized Loan Obligation

FRS—Floating Rate Security

H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year

REMIC—Real Estate Mortgage Investment Conduit

RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month

SCRT—Structured Credit Risk Transfer

SOFR30A—US 30 Day Average Secured Overnight Financing Rate

STRIPS—Separate Trading of Registered Interest and Principal

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities

TSFR1M—Term Secured Overnight Financing Rate 1 Month

TSFR3M—Term Secured Overnight Financing Rate 3 Month

VRS—Variable Rate Security

BRL—Brazilian Real

CNY—Chinese Yuan

EUR—Euro Currency

The rates shown on FRS and/or VRS are the current interest rates at March 31, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps

Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value

Centrally Cleared	65,000	USD	Fixed 2.880%	12-Month SOFR	Annual	Annual	Mar 2053	$717	$7,984	$8,701
Centrally Cleared	120,000	USD	Fixed 2.970	12-Month SOFR	Annual	Annual	Mar 2053	70	14,095	14,165
Centrally Cleared	230,000	USD	Fixed 3.590	12-Month SOFR	Annual	Annual	Sep 2053	1,008	738	1,746

								$1,795	$22,817	$24,612

SOFR—Secured Overnight Financing Rate

USD—United States Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

3	Long	E-Mini Russell 2000 Index	June 2024	$315,181	$321,884	$6,703
6	Long	U.S. Treasury 10 Year Notes	June 2024	663,466	664,781	1,315
3	Long	U.S. Treasury 5 Year Notes	June 2024	320,039	321,047	1,008
5	Short	U.S. Treasury 2 Year Notes	June 2024	1,025,883	1,022,422	3,461

						$12,487

						Unrealized (Depreciation)
4	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	$459,023	$458,437	$(586)
1	Short	Euro Buxl 30 Year Bonds	June 2024	143,444	146,508	(3,064)
3	Short	Long Gilt	June 2024	376,398	378,417	(2,019)
2	Short	U.S. Treasury Long Bonds	June 2024	238,156	240,875	(2,719)
3	Short	U.S. Treasury Ultra Bonds	June 2024	383,222	387,000	(3,778)

						$(12,166)

		Net Unrealized Appreciation (Depreciation)				$321

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

BNP Paribas SA	EUR	424,000	USD	466,706	06/20/2024	$7,830	$—

Goldman Sachs International	BRL	551,000	USD	109,319	06/20/2024	270	—

Natwest Markets PLC	USD	27,472	EUR	25,000	06/18/2024	—	(418)

Unrealized Appreciation (Depreciation)						$8,100	$(418)

BRL—Brazilian Real

EUR—Euro Currency

USD—United States Dollar

PART C

Item 15. Indemnification.

Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

(1)

Amended and Restated Declaration of Trust dated April 27, 2022. Incorporated herein by reference to Post- Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 27, 2022 (“Post-Effective Amendment No. 58”).

(2)	Amended and Restated By-Laws dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 58.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Information Statement/Prospectus included in this Registration Statement).

(5)	None.

(6)	(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management, LLC (formerly, SunAmerica Asset Management Corp.) (“SunAmerica”) dated November 1, 2024 is filed herewith.

	(ii)	Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated October 26, 2015. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

	(iii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated February 22, 2022. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on February 22, 2022.

	(iv)	Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 25, 2018 (“Post-Effective Amendment No. 49”).

	(v)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2019 (“Post-Effective Amendment No. 51”).

	(vi)	Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004 (“Post-Effective Amendment No. 19”).

	(vii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007 (“Post-Effective Amendment No. 24”).

	(viii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008 (“Post-Effective Amendment No. 25”).

	(ix)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated May 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 49.

	(x)	Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

	(xi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

	(xii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(xiii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013 (“Post-Effective Amendment No. 36”).

	(xiv)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 24, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015 (“Post-Effective Amendment No. 41”).

	(xv)	Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management, Inc. dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51.

	(xvi)	Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010 (“Post-Effective Amendment No. 27”).

(xvii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 51.

(xviii)	Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26. 2024 (“Post-Effective Amendment No. 60”).

(xix)	Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2017 (“Post-Effective Amendment No. 46”).

(xx)	Sub-Subadvisory Agreement for Seasons Series Trust between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.

(xxi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated November 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2020 (“Post-Effective Amendment No. 53”).

(xxii)	Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.

(xxiii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

(xxiv)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

(xxv)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26, 2012.

(xxvi)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.

(xxvii)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.

(xxviii)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated April 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 58.

(xxix)	Amendment No. 7 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 60.

(xxx)	Sub-Subadvisory Agreement for Seasons Series Trust between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD dated April 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 60.

(xxxi)	Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.

(xxxii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

(xxxiii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

(xxxiv)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27.

(xxxv)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

(xxxvi)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 49.

(xxxvii)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica with respect to select Portfolios, dated November 1, 2024 is filed herewith.

(7)

Distribution Agreement between the Registrant and Corebridge Capital Services, Inc. (formerly known as “AIG Capital Services, Inc.”) dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 28, 2023 (“Post-Effective Amendment No. 59”).

(8)		None.

(9)	(i)

Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006 (“Post-Effective Amendment No. 23”).

	(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23.

(10)	(i)	Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44.

	(iii)	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant is filed herewith.

(12)		Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Multi-Managed Moderate Growth Portfolio a series of the Registrant, into the SA Allocation Moderate Growth Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(ii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(iii)	Fund Participation Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011 (“Post-Effective Amendment No. 29”).

	(iv)	Fund Participation Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(v)	Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(vi)	First Amendment to the Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated August 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(vii)	Participation Agreement between The United States Life Insurance Company in the City of New York and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(viii)	Participation Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(ix)	Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(x)	Form of Amendment No. 1 to Shareholder Services Agreement between American General Life Insurance Company (f/k/a SunAmerica Annuity and Life Assurance Company) and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2016 (“Post-Effective Amendment No. 44”).

	(xi)	Shareholder Services Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(xii)	Amendment No. 1 to Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (f/k/a First SunAmerica Life Insurance Company) and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44.

	(xiii)	Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(xiv)	Amendment No. 1 to Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 46.

	(xv)	Form of Indemnification Agreement between the Trust and Trustee. Incorporated herein by reference to Post- Effective Amendment No. 59.

	(xvi)	Master Transfer Agency and Service Agreement among Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust and VALIC Retirement Services Company dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(xvii)	Second Amended and Restated Expense Limitation Agreement between Seasons Series Trust on behalf of certain Portfolios and SunAmerica dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 60.

(14)		Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant is filed herewith.

(15)		None.

(16)		Power of Attorney is filed herewith.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City, and State of New Jersey, on the 17th day of December 2024.

SEASONS SERIES TRUST

By:	/s/ John T. Genoy John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	December 17, 2024

/s/ Gregory R. Kingston Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	December 17, 2024
December 17, 2024

* Bruce G. Willison	Trustee and Chairman
December 17, 2024

* Tracey C. Doi	Trustee
December 17, 2024

* Jane Jelenko	Trustee
December 17, 2024

* Christianne Kerns	Trustee
December 17, 2024

* Charles H. Self III	Trustee
December 17, 2024

* Martha Willis	Trustee

*By: /s/ Edward J. Gizzi		December 17, 2024
Edward J. Gizzi
Attorney-in-Fact

*	Pursuant to a Power of Attorney filed herewith.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

6(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management, LLC

6(xxxvii)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica Asset Management, LLC

11	Opinion and consent of Morgan Lewis & Bockius LLP, counsel for the Registrant.

12

Form of tax opinion and consent of Willkie Farr  & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Multi-Managed Moderate Growth Portfolio a series of the Registrant, into the SA Allocation Moderate Growth Portfolio, a series of the Registrant.

14	Consent of PricewaterhouseCoopers LLP.

16	Power of Attorney.